                 Retail Shares Class A and Class B Prospectus

The ARK Family of Mutual Funds

September 1, 1999
as revised May 1, 2000



We are pleased to send you the 1999 Prospectus for the Retail Shares Class A and Class B of ARK Funds. The prospectus is updated annually, and contains valuable information about your investments in ARK Funds. Since we are required by law to send a prospectus to each person listed as a shareholder, you (or your household) may receive more than one prospectus.

We hope you find this information helpful.

MONEY MARKET

PORTFOLIOS



FIXED INCOME

PORTFOLIOS



EQUITY

PORTFOLIOS



[LOGO OF ARK FUNDS]

[LOGO OF ARK FUNDS]

Retail Class A
and Class B Shares
Prospectus

September 1,  1999
as revised May 1, 2000

U.S. TREASURY MONEY MARKET PORTFOLIO
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
MONEY MARKET PORTFOLIO
TAX-FREE MONEY MARKET PORTFOLIO
SHORT-TERM TREASURY PORTFOLIO
MARYLAND TAX-FREE PORTFOLIO
PENNSYLVANIA TAX-FREE PORTFOLIO
INTERMEDIATE FIXED INCOME PORTFOLIO
U.S. GOVERNMENT BOND PORTFOLIO
INCOME PORTFOLIO
BALANCED PORTFOLIO
EQUITY INCOME PORTFOLIO
VALUE EQUITY PORTFOLIO
EQUITY INDEX PORTFOLIO
BLUE CHIP EQUITY PORTFOLIO
CAPITAL GROWTH PORTFOLIO
MID-CAP EQUITY PORTFOLIO
SMALL-CAP EQUITY PORTFOLIO
INTERNATIONAL EQUITY SELECTION PORTFOLIO



Investment Advisor:
ALLIED INVESTMENT ADVISORS, INC.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

HOW TO READ THIS PROSPECTUS

ARK Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Portfolios). The Portfolios have individual investment goals and strategies. This prospectus gives you important information about the Retail Class A and Class B Shares of the Portfolios that you should know before investing. Please read this prospectus and keep it for future reference.

Class A and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Portfolios. For more detailed information about each Portfolio, please see:

                                                                   PAGE
U.S. TREASURY MONEY MARKET PORTFOLIO                                4
U.S. GOVERNMENT MONEY MARKET PORTFOLIO                              6
MONEY MARKET PORTFOLIO                                              8
TAX-FREE MONEY MARKET PORTFOLIO                                    10
SHORT-TERM TREASURY PORTFOLIO                                      12
MARYLAND TAX-FREE PORTFOLIO                                        14
PENNSYLVANIA TAX-FREE PORTFOLIO                                    18
INTERMEDIATE FIXED INCOME PORTFOLIO                                22
U.S. GOVERNMENT BOND PORTFOLIO                                     24
INCOME PORTFOLIO                                                   28
BALANCED PORTFOLIO                                                 32
EQUITY INCOME PORTFOLIO                                            36
VALUE EQUITY PORTFOLIO                                             38
EQUITY INDEX PORTFOLIO                                             42
BLUE CHIP EQUITY PORTFOLIO                                         44
CAPITAL GROWTH PORTFOLIO                                           48
MID-CAP EQUITY PORTFOLIO                                           52
SMALL-CAP EQUITY PORTFOLIO                                         54
INTERNATIONAL EQUITY SELECTION PORTFOLIO                           56


MORE INFORMATION ABOUT RISK                                        60
EACH PORTFOLIO'S OTHER INVESTMENTS                                 64
INVESTMENT ADVISOR                                                 65
PURCHASING, SELLING AND EXCHANGING
PORTFOLIO SHARES                                                   67
DISTRIBUTION OF PORTFOLIO SHARES                                   76
DIVIDENDS AND DISTRIBUTIONS                                        77
TAXES                                                              77
FINANCIAL HIGHLIGHTS                                               78
HOW TO OBTAIN MORE INFORMATION
ABOUT ARK FUNDS                                            BACK COVER

              Introduction -- Information Common to All Portfolios

Each Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Portfolio has its own investment goal and strategies for reaching that goal. The investment advisor invests each Portfolio's assets in a way that it believes will help a Portfolio achieve its goal. Still, investing in each Portfolio involves risk, and there is no guarantee that a Portfolio will achieve its goal. The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Portfolio, just as you could with other investments. A Portfolio share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Portfolio (other than a money market fund Portfolio) is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Portfolio owns and the markets in which they trade. The effect on a Portfolio of a change in the value of a single security will depend on how widely the Portfolio diversifies its holdings.

The U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio and Tax-Free Money Market Portfolio try to maintain a constant price per share of $1.00, but there is no guarantee that these Portfolios will achieve this goal.


                                                                    PROSPECTUS 3

--------------------------------------------------------------------------------
ARK U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY

Investment Goal
Maximizing current income and providing liquidity and security of principal

Investment Focus
Short-term U.S. Treasury securities

Share Price Volatility
Very low

Principal Investment Strategy
Investing in U.S. Treasury obligations

Investor Profile
Conservative investors seeking current income through a low-risk, liquid investment


Investment Strategy of the U.S. Treasury Money Market Portfolio

The U.S. Treasury Money Market Portfolio seeks its investment goal by investing exclusively in U.S. Treasury obligations.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.


Principal Risks of Investing in the U.S. Treasury Money Market Portfolio

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Portfolio's U.S. Treasury securities are not guaranteed against price movements due to changing interest rates.


Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares from year to year for three years.

                                    [GRAPH]

                      1996           1997           1998
                      -----          -----          -----
                      4.77%          4.77%          4.55%

--------------------------------------------------------------------------------
BEST QUARTER                    1.20%     (3/31/96)
--------------------------------------------------------------------------------
WORST QUARTER                   1.03%     (12/31/98)
--------------------------------------------------------------------------------

For the period from January 1, 1999, to June 30, 1999, the Portfolio's total return was 1.98%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 1998, to those of the IBC/Financial Data 100% U.S. Treasury Average.

--------------------------------------------------------------------------------
                                                            Since
Class A Shares                             1 Year         Inception
--------------------------------------------------------------------------------
U.S. Treasury Money
Market Portfolio                            4.55%          4.71%*
--------------------------------------------------------------------------------
IBC/Financial Data 100%
U.S. Treasury Average                       4.63%          4.71%**
--------------------------------------------------------------------------------
 * Since December 15, 1995.
** Since November 30, 1995.

WHAT IS AN AVERAGE?

An average measures the share prices of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The IBC/Financial Data 100% U.S. Treasury Average is a composite of money market mutual funds with investment goals similar to the Portfolio's goals.


4 PROSPECTUS

Portfolio Fees and Expenses

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                                                    Class A
                                                     Shares
--------------------------------------------------------------------------------
Investment Advisory Fees                             0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.25%
--------------------------------------------------------------------------------
Other Expenses                                       0.34%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                                   0.84%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                                       0.12%
--------------------------------------------------------------------------------
Total Net Operating Expenses                         0.72%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed to contractually waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.72% for a period of one year. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:

   U.S. Treasury Money Market Portfolio -
   Class A Shares   0.69%

   For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."


Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
   1 Year        3 Years        5 Years           10 Years
--------------------------------------------------------------------------------
    $74            $256          $454              $1,026
--------------------------------------------------------------------------------


                                                                    PROSPECTUS 5

--------------------------------------------------------------------------------
ARK U.S. GOVERNMENT MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------


PORTFOLIO SUMMARY

Investment Goal
Maximizing current income and providing liquidity and security of principal

Investment Focus
Short-term U.S. government securities

Share Price Volatility
Very low

Principal Investment
Strategy
Investing in U.S. government obligations and repurchase agreements

Investor Profile
Conservative investors seeking current income through a low-risk, liquid investment


Investment Strategy of the U.S. Government Money Market Portfolio

The U.S. Government Money Market Portfolio seeks its investment goal by investing exclusively in obligations issued by the U.S. government and its agencies and instrumentalities and in repurchase agreements.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.


Principal Risks of Investing in the U.S. Government Money Market Portfolio

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


Performance Information

The bar chart and the performance table which follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows the performance of the Portfolio's Class A Shares for the most recent year.

                                    [GRAPH]

                                      1998
                                     -----
                                     4.96%

--------------------------------------------------------------------------------
BEST QUARTER           1.26%     (9/30/98)
--------------------------------------------------------------------------------
WORST QUARTER          1.15%     (12/31/98)
--------------------------------------------------------------------------------

For the period from January 1, 1999, to June 30, 1999, the Portfolio's total return was 2.17%.


6 PROSPECTUS

This table compares the Portfolio's average annual total returns for the periods ended December 31, 1998, to those of the IBC/Financial Data U.S. Government and Agencies Average.


                                                            Since
Class A Shares                             1 Year         Inception
--------------------------------------------------------------------------------
U.S. Government
Money Market Portfolio                      4.96%           5.06%*
--------------------------------------------------------------------------------
IBC/Financial Data
U.S.Government and
Agencies Average                            5.10%           4.95%**
--------------------------------------------------------------------------------

 * Since July 7, 1997.
** Since June 30, 1997.


WHAT IS AN AVERAGE?

An average measures the share prices of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The IBC/Financial Data U.S. Government and Agencies Average is a composite of money market mutual funds with investment goals similar to the Portfolio's goals.

Portfolio Fees and Expenses

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                                                    Class A
                                                     Shares
--------------------------------------------------------------------------------
Investment Advisory Fees                              0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                             0.25%
--------------------------------------------------------------------------------
Other Expenses                                        0.33%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                                    0.83%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                                        0.17%
--------------------------------------------------------------------------------
Total Net Operating Expenses                          0.66%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed to contractually waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.66% for a period of one year. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is waiving a portion of the fees in order to keep total operating expenses at a specified level.

The Advisor may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:

U.S. Government Money Market Portfolio -
Class A Shares   0.63%

For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
      1 year           3 Years           5 Years            10 Years
--------------------------------------------------------------------------------
        $67              $248              $444              $1,010
--------------------------------------------------------------------------------


                                                                    PROSPECTUS 7

--------------------------------------------------------------------------------
ARK MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------


PORTFOLIO SUMMARY


Investment Goal
Maximizing current income and providing liquidity and security of principal

Investment Focus
Short-term money market instruments

Share Price Volatility
Very low

Principal Investment Strategy
Investing in high-quality U.S. dollar-denominated money market securities

Investor Profile
Conservative investors seeking current income through a low-risk, liquid investment


Investment Strategy of the Money Market Portfolio

The Money Market Portfolio seeks its investment goal by investing primarily in high-quality, short-term U.S. dollar-denominated debt securities issued by corporations, the U.S. government and banks, including U.S. and foreign branches of U.S. banks and U.S. branches of foreign banks. At least 95% of such securities will be rated in the highest ratings category by two or more nationally recognized statistical rating organizations.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.


Principal Risks of Investing in the Money Market Portfolio

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Portfolio's securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


Performance Information

The bar chart and the performance table which follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

The performance of Class A and Class B Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Portfolio's Class A Shares from year to year for four years. The Portfolio's Class B Shares commenced operations on January 22, 1999, and do not have a full calendar year of performance.

                                    [GRAPH]

                      1995      1996      1997      1998
                      ----      ----      ----      ----
                      5.65%     5.04%     5.21%     5.12%

--------------------------------------------------------------------------------
BEST QUARTER           1.41%     (6/30/95)
--------------------------------------------------------------------------------
WORST QUARTER          1.21%     (6/30/98)
--------------------------------------------------------------------------------

For the period from January 1, 1999, to June 30, 1999, the Portfolio's Class A total return was 2.25%.



8 PROSPECTUS

This table compares the Portfolio's average annual total returns for the periods ended December 31, 1998, to those of the IBC/Financial Data First Tier Average.

--------------------------------------------------------------------------------
                                                            Since
                                           1 Year         Inception
--------------------------------------------------------------------------------
Money Market Portfolio
Class A Shares                              5.12%           5.01%*
--------------------------------------------------------------------------------
IBC/Financial Data
First Tier Average                          4.96%           4.87%**
--------------------------------------------------------------------------------

 * Since March 2, 1994.
** Since February 28,1994.


WHAT IS AN AVERAGE?

An average measures the share prices of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The IBC/Financial Data First Tier Average is a composite of money market mutual funds with investment goals similar to the Portfolio's goals.

Portfolio Fees and Expenses

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                                         Class A        Class B
                                         Shares         Shares
--------------------------------------------------------------------------------
Investment Advisory Fees                 0.25%          0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                0.25%          0.75%
--------------------------------------------------------------------------------
Other Expenses                           0.32%          0.42%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                       0.82%          1.42%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                           0.20%          0.11%
--------------------------------------------------------------------------------
Total Net Operating Expenses             0.62%*         1.31%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed to contractually waive fees and reimburse expenses of the Class A and Class B Shares in order to keep total operating expenses from exceeding 0.62% and 1.31%, respectively, for a period of one year. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is waiving a portion of the fees in order to keep total operating expenses at a specified level.

The Advisor may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:

Money Market Portfolio - Class A Shares     0.59%

Money Market Portfolio - Class B Shares     1.28%

For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

If you sell your shares at the end of the period:

--------------------------------------------------------------------------------
                    1 Year    3 Years    5 years    10 Years
--------------------------------------------------------------------------------
Class A Shares       $63       $242       $435         $995
--------------------------------------------------------------------------------
Class B Shares*     $633       $739       $966       $1,452
--------------------------------------------------------------------------------

If you do not sell your shares at the end of the period:

--------------------------------------------------------------------------------
                    1 Year    3 Years    5 years    10 Years
--------------------------------------------------------------------------------
Class A Shares       $63       $242       $435       $995
--------------------------------------------------------------------------------
Class B Shares*     $133       $439       $766     $1,452
--------------------------------------------------------------------------------

* In certain circumstances involving redemptions of Class B Shares that were obtained by exchanging Class B Shares of another Portfolio for Class B Shares of the Money Market Portfolio, a contingent deferred sales charge will apply. The contingent deferred sales charge applied will be equal to the charge that would have applied had Class B Shares of another Portfolio not been exchanged for Class B Shares of the Money Market Portfolio. See "Selling Fund Shares."


                                                                    PROSPECTUS 9

--------------------------------------------------------------------------------
ARK TAX-FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY

Investment Goal
Maximizing current income exempt from Federal income taxes and providing liquidity and security of principal

Investment Focus
Short-term, high-quality municipal money market obligations

Share Price Volatility
Very low

Principal Investment Strategy
Investing in tax-exempt U.S. dollar-denominated money market securities

Investor Profile
Conservative investors seeking tax-exempt income through a low-risk, liquid investment


Investment Strategy of the Tax-Free Money Market Portfolio

The Tax-Free Money Market Portfolio seeks its investment goal by investing substantially all of its assets in a broad range of high-quality, short-term municipal money market instruments that pay interest that is exempt from Federal income taxes. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. The Portfolio will not invest in securities subject to the Alternative Minimum Tax or in taxable municipal securities.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks of Investing in the Tax-Free Money Market Portfolio

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's securities.


Performance Information

The bar chart and the performance table which follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares from year to year for four years.

                                    [GRAPH]

          1995           1996           1997           1998
          ----           ----           ----           ----
          3.55%          3.08%          3.14%          2.92%

--------------------------------------------------------------------------------
BEST QUARTER         0.94%    (6/30/95)
--------------------------------------------------------------------------------
WORST QUARTER        0.69%    (12/31/98)
--------------------------------------------------------------------------------


For the period from January 1, 1999, to June 30, 1999, the Portfolio's total return was 1.26%.


10 PROSPECTUS

This table compares the Portfolio's average annual total returns for the periods ended December 31, 1998, to those of the IBC/Financial Data Stockbroker & General Purpose Average.

--------------------------------------------------------------------------------
                                                            Since
Class A Shares                             1 Year         Inception
--------------------------------------------------------------------------------
   Tax-Free Money Market
   Portfolio                                2.92%           3.02%*
--------------------------------------------------------------------------------
   IBC/Financial Data
   Stockbroker & General
   Purpose Average                          2.92%           2.96%**
--------------------------------------------------------------------------------

 * Since March 15, 1994.
** Since February 28, 1994.

WHAT IS AN AVERAGE?

An average measures the share prices of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The IBC/Financial Data Stockbroker & General Purpose Average is a composite of mutual funds with goals similar to the Portfolio's goals.

Portfolio Fees and Expenses

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                                                             Class A
                                                             Shares
--------------------------------------------------------------------------------
Investment Advisory Fees                                     0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                    0.25%
--------------------------------------------------------------------------------
Other Expenses                                               0.35%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                                           0.85%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                                               0.22%
--------------------------------------------------------------------------------
Total Net Operating Expenses                                 0.63%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed to contractually waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.63% for a period of one year. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:

Tax-Free Money Market Portfolio - Class A Shares   0.60%

For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."


Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
                1 year    3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
                 $64       $249        $450         $1,029
--------------------------------------------------------------------------------


                                                                   PROSPECTUS 11

--------------------------------------------------------------------------------
ARK SHORT-TERM TREASURY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY

Investment Goal
Current income with relative stability of principal

Investment Focus
Short-term U.S. Treasury securities

Share Price Volatility
Low

Principal Investment Strategy
Investing in short-term fixed income securities issued or guaranteed by the U.S. Treasury

Investor Profile
Investors seeking to preserve principal and earn current income


Investment Strategy of the Short-Term Treasury Portfolio

The Short-Term Treasury Portfolio seeks its investment goal by investing exclusively in fixed income securities issued directly by the U.S. Treasury. The Portfolio's Advisor will select securities that are backed by the U.S. Treasury that pay interest that is exempt from state and local taxes. The Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions. The Portfolio normally invests in short-term securities, and the Portfolio will typically have a dollar-weighted average maturity of approximately two years.

In selecting securities for the Portfolio, the Advisor considers a security's current yield, as well as its capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


Principal Risks of Investing in the Short-Term Treasury Portfolio

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

The Portfolio's U.S. Treasury securities are not guaranteed against price movements due to changing interest rates.

Performance Information

The bar chart and the performance table which follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares from year to year for two years.

                                    [GRAPH]

                             1997           1998
                             ----           ----
                             5.71%          6.20%


--------------------------------------------------------------------------------
BEST QUARTER                    3.02%    (9/30/98)
--------------------------------------------------------------------------------
WORST QUARTER                   0.47%    (12/31/98)
--------------------------------------------------------------------------------


For the period from January 1, 1999, to June 30, 1999, the Portfolio's Class A total return was 0.67%.


12 PROSPECTUS

This table compares the Portfolio's average annual total returns for the periods ended December 31, 1998, to those of the Lehman 1-3 Year Government Bond Index.

--------------------------------------------------------------------------------
                                                            Since
Class A Shares                             1 Year         Inception
--------------------------------------------------------------------------------
Short-Term Treasury
Portfolio                                   6.20%           6.09%*
--------------------------------------------------------------------------------
Lehman 1-3 Year
Government Bond Index                       6.97%           7.08%**
--------------------------------------------------------------------------------

 * Since September 9, 1996.
** Since August 31, 1996.


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman 1-3 Year Government Bond Index is a widely recognized index of U.S. government obligations with maturities of between one and three years.

Portfolio Fees and Expenses

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                                                     Class A
                                                     Shares
--------------------------------------------------------------------------------
Investment Advisory Fees                             0.35%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.40%
--------------------------------------------------------------------------------
Other Expenses                                       0.38%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                                   1.13%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                                       0.21%
--------------------------------------------------------------------------------
Total Net Operating Expenses                         0.92%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed to contractually waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.92% for a period of one year. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is waiving a portion of the fees in order to keep total operating expenses at a specified level.

The Advisor may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:

Short-Term Treasury Portfolio - Class A Shares  0.83%

For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."


Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
                1 year    3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
                 $94       $338        $620         $1,356
--------------------------------------------------------------------------------


                                                                   PROSPECTUS 13

--------------------------------------------------------------------------------
ARK MARYLAND TAX-FREE PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY

Investment Goal
Current income exempt from Federal and Maryland state and local income taxes

Investment Focus
Maryland municipal securities

Share Price Volatility
Low to medium

Principal Investment Strategy
Investing in attractively priced Maryland municipal securities

Investor Profile
Investors seeking income exempt from Federal and Maryland state and local income taxes


Investment Strategy of the Maryland Tax-Free Portfolio

The Maryland Tax-Free Portfolio seeks its investment goal by investing primarily in municipal securities that generate income exempt from Federal and Maryland state and local income taxes. The principal issuers of these securities are state and local governments and agencies located in Maryland, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio normally invests in securities with long and intermediate maturities, and the Portfolio will typically have a dollar-weighted average maturity of seven to 12 years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

In selecting securities, the Portfolio's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Normally, the Portfolio's assets will be invested in securities that are not subject to Federal taxes, including the Alternative Minimum Tax.


Principal Risks of Investing in the Maryland Tax-Free Portfolio

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's securities.

The Portfolio's concentration of investments in securities of issuers located in Maryland subjects the Portfolio to the effects of economic and government policies of Maryland.

The Portfolio is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Portfolio may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.


Performance Information

The bar chart and the performance table which follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

The performance of Class A and Class B Shares will differ due to differences in expenses. The bar chart which follows shows changes in the performance of the Portfolio's Class A Shares for the most recent year.


14 PROSPECTUS

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                    [GRAPH]

                                      1998
                                      ----
                                     5.46%

--------------------------------------------------------------------------------
BEST QUARTER           2.84%     (9/30/98)
--------------------------------------------------------------------------------
WORST QUARTER          0.36%     (12/31/98)
--------------------------------------------------------------------------------

For the period from January 1, 1999, to June 30, 1999, the Portfolio's Class A total return was -1.68%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 1998, to those of the Lehman 10 Year Municipal Bond Index and the Lehman 7 Year Municipal Bond Index.

--------------------------------------------------------------------------------
                                                            Since
                                           1 Year         Inception
--------------------------------------------------------------------------------
Maryland Tax-Free Portfolio -
Class A Shares                              0.74%           4.35%*
--------------------------------------------------------------------------------
Lehman 10 Year
Municipal Bond Index                        6.76%           7.99%**
--------------------------------------------------------------------------------
Lehman 7 Year
Municipal Bond Index                        6.23%           6.96%**
--------------------------------------------------------------------------------
Maryland Tax-Free Portfolio -
Class B Shares                              0.64%***        5.34%***
--------------------------------------------------------------------------------
Lehman 10 Year
Municipal Bond Index                        6.76%           7.42%****
--------------------------------------------------------------------------------
Lehman 7 Year
Municipal Bond Index                        6.23%           6.52%****
--------------------------------------------------------------------------------

  *  Since January 2, 1997.
 **  Since December 31, 1996.
*** Class B Shares of the Portfolio were offered beginning September 1, 1999. The performance information shown prior to that date represents performance of the Portfolio's Institutional Class Shares, which were offered beginning November 15, 1996. Institutional Class Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Institutional Class Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares in year one only, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.
**** Since November 30, 1996.


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman 10 Year Municipal Bond Index is a widely recognized index of long-term investment-grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between eight and 12 years. The Lehman 7 Year Municipal Bond Index is a widely recognized index of long-term investment-grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between six and eight years.

Portfolio Fees and Expenses

This table describes the shareholder fees that you may pay if you purchase or sell Portfolio shares. You would pay these fees directly from your investment in the Portfolio.

--------------------------------------------------------------------------------
                                            Class A      Class B
                                            Shares       Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)               4.50%*       None
--------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a percentage
of net asset value)                         None         5.00%**
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions
(as a percentage of offering price)         None         None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)          None         None
--------------------------------------------------------------------------------
Exchange Fee                                None         None
--------------------------------------------------------------------------------

 * This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
** A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Fund Shares."



                                                                   PROSPECTUS 15

--------------------------------------------------------------------------------
ARK MARYLAND TAX-FREE PORTFOLIO CONTINUED
--------------------------------------------------------------------------------

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                                        Class A         Class B
                                        Shares          Shares
--------------------------------------------------------------------------------
Investment Advisory Fees                 0.65%           0.65%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                0.30%           0.75%
--------------------------------------------------------------------------------
Other Expenses                           0.35%           0.45%**
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                       1.30%           1.85%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                           0.27%           0.07%
--------------------------------------------------------------------------------
Total Net Operating Expenses             1.03%*          1.78%*
--------------------------------------------------------------------------------

 * The Portfolio's Advisor has agreed to contractually waive fees and reimburse expenses of the Class A and Class B Shares in order to keep total operating expenses from exceeding 1.03% and 1.78%, respectively, for a period of one year. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:

     Maryland Tax-Free Portfolio - Class A Shares 0.94%

     Maryland Tax-Free Portfolio - Class B Shares 1.69%

** Other Expenses for Class B Shares are estimated for the current fiscal year.

For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

If you sell your shares at the end of the period:

--------------------------------------------------------------------------------
                    1 year    3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
Class A Shares      $550       $818       $1,106        $1,925
--------------------------------------------------------------------------------
Class B Shares      $681       $875       $1,194        $1,953
--------------------------------------------------------------------------------

If you do not sell your shares at the end of the period:

--------------------------------------------------------------------------------
                    1 year    3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
Class A Shares      $550       $818       $1,106      $1,925
--------------------------------------------------------------------------------
Class B Shares      $181       $575         $994      $1,953
--------------------------------------------------------------------------------


16 PROSPECTUS

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
ARK PENNSYLVANIA TAX-FREE PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY

Investment Goal
Current income exempt from Federal and Pennsylvania state income taxes

Investment Focus
Pennsylvania municipal securities

Share Price Volatility
Low to medium

Principal Investment
Strategy
Investing in attractively priced Pennsylvania municipal securities

Investor Profile
Investors seeking income exempt from Federal and Pennsylvania state income taxes


Investment Strategy of the Pennsylvania Tax-Free Portfolio

The Pennsylvania Tax-Free Portfolio seeks its investment goal by investing primarily in municipal securities that generate income exempt from Federal and Pennsylvania state income taxes. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio normally invests in securities with long and intermediate maturities, and the Portfolio will typically have a dollar-weighted average maturity of seven to 12 years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

In selecting securities, the Portfolio's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Normally, the Portfolio's assets will be invested in securities that are not subject to Federal taxes, including the Alternative Minimum Tax.


Principal Risks of Investing in the Pennsylvania Tax-Free Portfolio

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's securities.

The Portfolio's concentration of investments in securities of issuers located in Pennsylvania subjects the Portfolio to the effects of economic and government policies of Pennsylvania.

The Portfolio is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Portfolio may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Performance Information The bar chart and the performance table which follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

The performance of Class A and Class B Shares will differ due to differences in expenses. The bar chart which follows shows changes in the performance of the Portfolio's Institutional Class Shares from year to year for two years. The Portfolio's Class A Shares commenced operations on March 23, 1998, and do not have a full calendar year of performance.


18 PROSPECTUS

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                    [GRAPH]

                              1997           1998
                              ----           ----
                              6.63%          5.09%

--------------------------------------------------------------------------------
BEST QUARTER            3.03%     (9/30/98)
--------------------------------------------------------------------------------
WORST QUARTER           -0.29%    (3/31/97)
--------------------------------------------------------------------------------

For the period from January 1, 1999, to June 30, 1999, the Portfolio's Class A total return was -2.13%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 1998, to those of the Lehman 10 Year Municipal Bond Index and the Lehman 7 Year Municipal Bond Index.

--------------------------------------------------------------------------------
                                                             Since
                                            1 Year         Inception
--------------------------------------------------------------------------------
  Pennsylvania Tax-Free
  Portfolio - Class A Shares                0.39%*           3.95%*
--------------------------------------------------------------------------------
  Pennsylvania Tax-Free
  Portfolio - Class B Shares                0.24%**          4.76%**
--------------------------------------------------------------------------------
  Lehman 10 Year
  Municipal Bond Index                      6.76%            7.73%***
--------------------------------------------------------------------------------
  Lehman 7 Year
  Municipal Bond Index                      6.23%            6.80%***
--------------------------------------------------------------------------------

* Class A Shares of the Pennsylvania Tax-Free Portfolio were offered beginning March 23, 1998. The performance information shown prior to that date represents performance of the Portfolio's Institutional Class Shares. For Institutional Class Shares, performance presented prior to March 22, 1998, reflects the performance of the Marketvest Pennsylvania Intermediate Municipal Bond Fund shares, which were offered beginning March 31, 1996. The assets of the Marketvest fund were reorganized into the Portfolio in 1998 following the acquisition by Allfirst of Dauphin Deposit Bank and Trust Company. Institutional Class Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar.

     The performance of the Institutional Class Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

** Class B Shares of the Portfolio were offered beginning September 1, 1999. The performance information shown prior to that date represents performance of the Portfolio's Institutional Class Shares. For Institutional Class Shares, performance presented prior to March 22, 1998, reflects the performance of the Marketvest Pennsylvania Intermediate Municipal Bond Fund shares, which were offered beginning March 31, 1996. The assets of the Marketvest fund were reorganized into the Portfolio in 1998 following the acquisition by Allfirst of Dauphin Deposit Bank and Trust Company. Institutional Class Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance for the Institutional Class Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B shares in year one only, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

***  Since March 31, 1996.

WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman 10 Year Municipal Bond Index is a widely recognized index of long-term investment-grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between eight and 12 years. The Lehman 7 Year Municipal Bond Index is a widely recognized index of long-term investment-grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between six and eight years.

Portfolio Fees and Expenses

This table describes the shareholder fees that you may pay if you purchase or sell Portfolio shares. You would pay these fees directly from your investment in the Portfolio.

--------------------------------------------------------------------------------
                                       Class A    Class B
                                        Shares     Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           4.50%*     None
--------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a percentage
of net asset value)                     None       5.00%**
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions
(as a percentage of offering price)     None       None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)      None       None
--------------------------------------------------------------------------------
Exchange Fee                            None       None
--------------------------------------------------------------------------------

* This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."

** A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Fund Shares."


                                                                   PROSPECTUS 19

--------------------------------------------------------------------------------
ARK PENNSYLVANIA TAX-FREE PORTFOLIO CONTINUED
--------------------------------------------------------------------------------

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                                   Class A       Class B
                                    Shares        Shares
--------------------------------------------------------------------------------
Investment Advisory Fees             0.65%        0.65%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees            0.30%        0.75%
--------------------------------------------------------------------------------
Other Expenses                       0.35%        0.45%**
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                   1.30%        1.85%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                       0.11%
--------------------------------------------------------------------------------
Total Net Operating Expenses         1.19%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed to contractually waive fees and reimburse expenses of the Class A Shares in order to keep total operating expenses from exceeding 1.19% for a period of one year. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:

     Pennsylvania Tax-Free Portfolio - Class A 1.10% Shares

** Other Expenses for Class B Shares are estimated for the current fiscal year.

For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."


Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

If you sell your shares at the end of the period:

--------------------------------------------------------------------------------
                    1 year    3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
Class A Shares      $566       $833       $1,121        $1,938
--------------------------------------------------------------------------------
Class B Shares      $688       $882       $1,201        $1,958
--------------------------------------------------------------------------------

If you do not sell your shares at the end of the period:

--------------------------------------------------------------------------------
                    1 year    3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
Class A Shares      $566       $833       $1,121        $1,938

Class B Shares      $188       $582       $1,001        $1,958

20 PROSPECTUS

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
ARK INTERMEDIATE FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY


Investment Goal
Current income

Investment Focus
Intermediate-term investment-grade fixed income securities

Share Price Volatility
Low to medium

Principal Investment
Strategy
Investing in U.S. intermediate-term government and corporate fixed income securities

Investor Profile
Investors seeking current income who are willing to accept the risks of investing in fixed income securities

Investment Strategy of the Intermediate Fixed Income Portfolio

The Intermediate Fixed Income Portfolio seeks its investment goal by investing primarily in U.S. investment-grade corporate and government fixed income securities, including mortgage- backed securities. The Portfolio's Advisor will select investment-grade fixed income securities and unrated securities determined to be of com- parable quality. The Portfolio normally invests in securities with intermediate maturities, and the Portfolio will typically have a dollar-weighted average maturity of three to 10 years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

In selecting securities for the Portfolio, the Advisor considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.


Principal Risks of Investing in the Intermediate Fixed Income Portfolio

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


Performance Information

The bar chart and the performance table which follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares from year to year for two years.


                               [GRAPH]

                         1997           1998
                         ----           ----
                         7.58%          7.63%

--------------------------------------------------------------------------------
BEST QUARTER            4.67%     (9/30/98)
--------------------------------------------------------------------------------
WORST QUARTER           -0.49%    (12/31/98)
--------------------------------------------------------------------------------

For the period from January 1, 1999, to June 30, 1999, the Portfolio's Institutional Class total return was -1.31%.

The table which follows compares the Portfolio's average annual total returns for the periods ended December 31, 1998, to those of the Lehman Intermediate Government/Corporate Bond Index.

22 PROSPECTUS

--------------------------------------------------------------------------------
                                                             Since
Class A Shares                              1 Year         Inception
--------------------------------------------------------------------------------
Intermediate Fixed
Income Portfolio                            2.79%*          4.76%*
--------------------------------------------------------------------------------
Lehman Intermediate
Government/Corporate
Bond Index                                  8.47%           7.48%**
--------------------------------------------------------------------------------

* The performance information shown represents performance of the Intermediate Fixed Income Portfolio's Institutional Class Shares, which were offered beginning November 18, 1996. Class A Shares are not currently being offered. Institutional Class Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Institutional Class Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With these adjustments, performance would be lower than that shown.

**   Since November 30, 1996.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Intermediate Government/Corporate Bond Index is a widely recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt securities backed by the U.S. government and fixed-rate nonconvertible corporate debt securities backed by the U.S. government, fixed-rate nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the index are rated investment grade (BBB) or higher, with maturities of one to 10 years.

Portfolio Fees and Expenses

This table describes the shareholder fees that you may pay if you purchase or sell Portfolio shares. You would pay these fees directly from your investment in the Portfolio.

--------------------------------------------------------------------------------
                                                             Class A
                                                              Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                                  4.50%*
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value)                                                   None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions
(as a percentage of offering price)                            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)                             None
--------------------------------------------------------------------------------
Exchange Fee                                                   None
--------------------------------------------------------------------------------

* This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                                                                    Class A
                                                                     Shares
--------------------------------------------------------------------------------
Investment Advisory Fees                                              0.60%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                             0.30%
--------------------------------------------------------------------------------
Other Expenses                                                        0.36%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                                                    1.26%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                                                        0.22%
--------------------------------------------------------------------------------
Total Net Operating Expenses                                          1.04%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed to contractually waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.04% for a period of one year. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:

  Intermediate Fixed Income Portfolio - Class A Shares 0.95%

  For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."


  Example

  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

  The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


--------------------------------------------------------------------------------
                    1 year    3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
                     $551      $811       $1,090        $1,886
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 23

--------------------------------------------------------------------------------
ARK U.S. GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY

Investment Goal
Current income

Investment Focus
U.S. government securities

Share Price Volatility
Low to medium

Principal Investment
Strategy
Investing in U.S. government fixed income securities

Investor Profile
Investors seeking current income who are willing to accept the risks of investing in fixed income securities

Investment Strategy of the U.S. Government Bond Portfolio

The U.S. Government Bond Portfolio seeks its investment goal by investing primarily in fixed income securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, including mortgage-backed securities. The Portfolio also invests in a range of investment-grade corporate fixed income securities. The Portfolio normally invests in securities with intermediate maturities, and the Portfolio will typically have a dollar- weighted average maturity of between three and 10 years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

In selecting securities for the Portfolio, the Advisor considers a security's current yield, as well as its capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


Principal Risks of Investing in the U.S. Government Bond Portfolio

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how the securities will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage- backed securities.

The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


24 PROSPECTUS

Performance Information
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares from year to year for two years. The Portfolio's Class A Shares commenced operations on April 1, 1998, and do not have a full calendar year of performance.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                               [GRAPH]

                         1997           1998
                         ----           ----
                         6.70%         15.36%

--------------------------------------------------------------------------------
BEST QUARTER              10.01%    (6/30/98)
--------------------------------------------------------------------------------
WORST QUARTER             -1.28%    (3/31/97)
--------------------------------------------------------------------------------

For the period from January 1, 1999, to June 30, 1999, the Portfolio's Class A total return was -1.29%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 1998, to those of the Lehman Intermediate
Government/Corporate Bond Index.


--------------------------------------------------------------------------------
                                                             Since
Class A Shares                              1 Year         Inception
--------------------------------------------------------------------------------
U.S. Government Bond
Portfolio                                   10.12%*         7.59%*
--------------------------------------------------------------------------------
Lehman Intermediate
Government/Corporate
Bond Index                                   8.42%          7.72%**
--------------------------------------------------------------------------------

* Class A Shares of the U.S. Government Bond Portfolio were offered beginning April 1, 1998. The performance information shown prior to that date represents performance of the Portfolio's Institutional Class Shares. For Institutional Class Shares, performance presented prior to March 22, 1998 reflects the performance of the Marketvest U.S. Government Bond Fund shares, which were offered beginning March 31, 1996. The assets of the Marketvest fund were reorganized into the Portfolio in 1998 following the acquisition by Allfirst of Dauphin Deposit Bank and Trust Company. Institutional Class Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Institutional Class Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

**   Since March 31, 1996.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Intermediate Government/Corporate Bond Index is a widely recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt securities, fixed-rate nonconvertible corporate debt securities, Yankee bonds and nonconvertible corporate debt securities issued by or guaranteed by foreign governments and agencies. All securities in the index are rated investment-grade
(BBB) or higher, with maturities of one to 10 years.

Portfolio Fees and Expenses

This table describes the shareholder fees that you may pay if you purchase or sell Portfolio shares. You would pay these fees directly from your investment in the Portfolio.

--------------------------------------------------------------------------------
                                                                   Class A
                                                                    Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                                        4.50%*
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of
net asset value)                                                      None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions
(as a percentage of offering price)                                   None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)                                    None
--------------------------------------------------------------------------------
Exchange Fee                                                          None
--------------------------------------------------------------------------------

* This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."

                                                                   PROSPECTUS 25

--------------------------------------------------------------------------------
ARK U.S. GOVERNMENT BOND PORTFOLIO CONTINUED
--------------------------------------------------------------------------------

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

  Annual Portfolio Operating Expenses
  (expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                                                                      Class A
                                                                      Shares
--------------------------------------------------------------------------------
  Investment Advisory Fees                                             0.75%
--------------------------------------------------------------------------------
  Distribution (12b-1) Fees                                            0.30%
--------------------------------------------------------------------------------
  Other Expenses                                                       0.34%
--------------------------------------------------------------------------------
  Total Annual Portfolio
  Operating Expenses                                                   1.39%
--------------------------------------------------------------------------------
  Fee Waivers and Expense
  Reimbursements                                                       0.20%
--------------------------------------------------------------------------------
  Total Net Operating Expenses                                         1.19%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed to contractually waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.19% for a period of one year. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:

     U.S. Government Bond Portfolio - Class A Shares   1.10%

     For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


--------------------------------------------------------------------------------
                    1 year    3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
                     $566       $851      $1,158        $2,027


26 PROSPECTUS

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
ARK INCOME PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY

Investment Goal
Current income and capital growth

Investment Focus
Investment-grade fixed income securities

Share Price Volatility
Medium

Principal Investment Strategy
Investing in U.S. government and corporate fixed income securities with varying maturities

Investor Profile
Investors seeking current income and growth of capital who are willing to accept the risks of investing in fixed income securities

Investment Strategy of the Income Portfolio

The Income Portfolio seeks its investment goal by investing primarily in U.S. investment-grade corporate and government fixed income securities, including mortgage-backed securities. The Portfolio's Advisor will generally select investment-grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest a limited percentage of the Portfolio's assets in lower rated debt securities (or "junk bonds"). The dollar-weighted average maturity of the Portfolio's investments will vary depending on market conditions, but will typically be between five and 20 years.

In selecting securities for the Portfolio, the Advisor considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


Principal Risks of Investing in the Income Portfolio

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how the securities will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Junk bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.


28  PROSPECTUS

Performance Information

The bar chart and the performance table which follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

The performance of Class A and Class B Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Portfolio's Class A Shares from year to year for four years. The Class B Shares commenced operations on September 14, 1998, and do not have a full calendar year of performance.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                    [GRAPH]

               1995           1996           1997           1998
               ----           ----           ----           ----
              17.99%          2.60%          9.22%          6.66%

--------------------------------------------------------------------------------
BEST QUARTER                           6.58%     (6/30/95)
--------------------------------------------------------------------------------
WORST QUARTER                         -2.24%     (3/31/96)
--------------------------------------------------------------------------------


For the period from January 1, 1999, to June 30, 1999, the Portfolio's Class A total return was -2.19%, and its Class B total return was -2.44%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 1998, to those of the Lehman Aggregate Bond Index.

--------------------------------------------------------------------------------
                                                             Since
                                 1 Year       5 Year       Inception
--------------------------------------------------------------------------------
Income Portfolio
Class A Shares                    1.85%          --          6.50%*
--------------------------------------------------------------------------------
Lehman Aggregate
Bond Index                        8.67%        7.27%         8.34%**
--------------------------------------------------------------------------------
Income Portfolio
Class B Shares                    1.84%***     6.54%***      6.62%***
--------------------------------------------------------------------------------
Lehman Aggregate
Bond Index                        8.67%        7.27%         7.10%****
--------------------------------------------------------------------------------

  *  Since April 12, 1994.

 **  Since March 31, 1994

*** Class B Shares of the Income Portfolio were offered beginning September 14, 1998. The performance information shown prior to that date represents performance of the Portfolio's Institutional Class Shares, which were offered beginning July 16, 1993. Institutional Class Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Institutional Class Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares in year one only, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.
**** Since July 31, 1993.


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA-rated mortgage-backed securities. All securities in the index are rated investment- grade (BBB) or higher, with maturities of at least one year.


                                                                  PROSPECTUS  29

--------------------------------------------------------------------------------
ARK INCOME PORTFOLIO CONTINUED
--------------------------------------------------------------------------------

Portfolio Fees and Expenses

This table describes the shareholder fees that you may pay if you purchase or sell Portfolio shares. You would pay these fees directly from your investment in the Portfolio.

--------------------------------------------------------------------------------
                                       Class A       Class B
                                        Shares        Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           4.50%*        None
--------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a percentage
of net asset value)                     None          5.00%**
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions
(as a percentage of offering price)     None          None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)      None          None
--------------------------------------------------------------------------------
Exchange Fee                            None          None
--------------------------------------------------------------------------------

 * This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."

** A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                                          Class A          Class B
                                          Shares           Shares
--------------------------------------------------------------------------------
Investment Advisory Fees                  0.60%            0.60%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                 0.30%            0.75%
--------------------------------------------------------------------------------
Other Expenses                            0.35%            0.45%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                        1.25%            1.80%**
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                            0.20%
--------------------------------------------------------------------------------
Total Net Operating Expenses              1.05%*
--------------------------------------------------------------------------------

 * The Portfolio's Advisor has agreed to contractually waive fees and reimburse expenses of the Class A Shares in order to keep total operating expenses from exceeding 1.05% for a period of one year. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:

     Income Portfolio - Class A Shares 0.96%

** The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:

     Income Portfolio - Class B Shares      1.71%

     For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."


Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

If you sell your shares at the end of the period:


--------------------------------------------------------------------------------
                    1 year    3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
Class A Shares       $552      $810        $1,087       $1,876
--------------------------------------------------------------------------------
Class B Shares       $683      $866        $1,175       $1,904
--------------------------------------------------------------------------------

If you do not sell your shares at the end of the period:


--------------------------------------------------------------------------------
                    1 year    3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
Class A Shares       $552      $810        $1,087       $1,876
--------------------------------------------------------------------------------
Class B Shares       $183      $566          $975       $1,904
--------------------------------------------------------------------------------


30  PROSPECTUS

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
ARK BALANCED PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY

Investment Goal
Long-term total return

Investment Focus
Common stocks and fixed income securities

Share Price Volatility
Medium

Principal Investment Strategy
Investing in stocks and bonds to generate total return

Investor Profile
Investors seeking total return by investing in a balanced portfolio of fixed income and equity securities with lower volatility than an all equity portfolio

Investment Strategy of the Balanced Portfolio

The Balanced Portfolio seeks its investment goal by investing primarily in a diverse portfolio of common stocks and investment-grade fixed income securities. The Portfolio's Advisor will select common stocks of established companies and mid-size and large companies. In evaluating securities for the Portfolio, the Advisor considers each company's current financial strength, revenue, earnings growth, and relative valuation of its stock. The Advisor will also purchase investment-grade fixed income securities with varying maturities, including corporate and government securities and mortgage-backed securities. The Advisor will adjust the Portfolio's asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends.

In selecting securities for the Portfolio, the Advisor attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of U.S. issuers. The Advisor will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities. The dollar-weighted average maturity of the Portfolio's fixed income securities may vary depending on market conditions, but will typically be between five and 20 years.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


Principal Risks of Investing in the Balanced Portfolio

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

The Portfolio is also subject to the risk that the Advisor's asset allocation decisions will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.


32  PROSPECTUS

Performance Information

The bar chart and the performance table which follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

The performance of Class A and Class B Shares will differ due to differences in expenses. The bar chart below shows changes in the performance of the Portfolio's Class A Shares from year to year for four years. The Class B Shares commenced operations on September 14, 1998, and do not have a full calendar year of performance.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                    [GRAPH]

                    1995           1996           1997           1998
                    ----           ----           ----           ----
                   21.29%          7.83%         22.30%         24.61%

--------------------------------------------------------------------------------
BEST QUARTER                    18.25%                  (12/31/98)
--------------------------------------------------------------------------------
WORST QUARTER                   -7.74%                   (9/30/98)
--------------------------------------------------------------------------------

For the period from January 1, 1999, to June 30, 1999, the Portfolio's Class A total return was 7.95%, and its Class B total return was 7.56%

This table compares the Portfolio's average annual total returns for the periods ended December 31, 1998, to those of the S&P 500 Composite Index, Lehman Aggregate Bond Index and 60/40 Hybrid of the S&P 500 and Lehman Aggregate indices.

--------------------------------------------------------------------------------
                                                                Since
                                        1 Year    5 Years     Inception
--------------------------------------------------------------------------------
Balanced Portfolio
Class A Shares                          18.65%         --       12.93%*
--------------------------------------------------------------------------------
S&P 500
Composite Index                         28.60%      24.05%      24.83%**
--------------------------------------------------------------------------------
Lehman Aggregate
Bond Index                               8.67%       7.27%       7.63%**
--------------------------------------------------------------------------------
60/40 Hybrid of the
S&P 500 and Lehman
Aggregate Bond                          20.99%      17.31%      17.91%**
--------------------------------------------------------------------------------
Balanced Portfolio
Class B Shares                          19.50%***   13.68%***   14.03%***
--------------------------------------------------------------------------------
S&P 500
Composite Index                         28.60%      24.05%      23.19%****
--------------------------------------------------------------------------------
Lehman Aggregate
Bond Index                               8.67%       7.27%       7.10%****
--------------------------------------------------------------------------------
60/40 Hybrid of the
S&P 500 and Lehman
Aggregate Bond                          20.99%      17.31%      16.73%****
--------------------------------------------------------------------------------
  *  Since March 9, 1994.
 **  Since February 28, 1994.
*** Class B Shares of the Portfolio were offered beginning September 14, 1998. The performance information shown prior to that date represents performance of the Portfolio's Institutional Class Shares which commenced operations on July 16, 1993. Institutional Class Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Institutional Class Shares has been adjusted for the maximum contingent deferred sales change applicable to Class B Shares in year one only, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.
**** Since July 31, 1993

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Lehman Aggregate Bond Index is a widely recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA-rated mortgage-backed securities. All securities in the index are rated investment-grade (BBB) or higher, with maturities of at least one year. The 60/40 Hybrid of the S&P 500 and Lehman Aggregate benchmark is comprised of two unmanaged indexes, weighted 60% S&P 500 Composite Index and 40% Lehman Aggregate Bond Index. The Portfolio uses a blended index because it is better suited to the Portfolio's objective.



                                                                  PROSPECTUS  33

--------------------------------------------------------------------------------
ARK BALANCED PORTFOLIO CONTINUED
--------------------------------------------------------------------------------

Portfolio Fees and Expenses

This table describes the shareholder fees that you may pay if you purchase or sell Portfolio shares. You would pay these fees directly from your investment in the Portfolio.

--------------------------------------------------------------------------------
                                            Class A    Class B
                                             Shares     Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                4.75%*     None
--------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a percentage
of net asset value)                          None       5.00%**
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions
(as a percentage of offering price)          None       None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)           None       None
--------------------------------------------------------------------------------
Exchange Fee                                 None       None
--------------------------------------------------------------------------------

 * This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
** A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                                          Class A        Class B
                                          Shares         Shares
--------------------------------------------------------------------------------
Investment Advisory Fees                   0.65%          0.65%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                  0.40%          0.75%
--------------------------------------------------------------------------------
Other Expenses                             0.36%          0.46%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                         1.41%          1.86%**
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                             0.30%
--------------------------------------------------------------------------------
Total Net Operating Expenses               1.11%*
--------------------------------------------------------------------------------

 * The Portfolio's Advisor has agreed to contractually waive fees and reimburse expenses of the Class A Shares in order to keep total operating expenses from exceeding 1.11% for a period of one year. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:

     Balanced Portfolio - Class A Shares    1.02%

** The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:

     Balanced Portfolio - Class B Shares    1.77%

     For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."


Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

If you sell your shares at the end of the period:

--------------------------------------------------------------------------------
                    1 Year    3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
Class A Shares      $583       $872       $1,182        $2,061
--------------------------------------------------------------------------------
Class B Shares      $689       $885       $1,206        $2,008
--------------------------------------------------------------------------------

If you do not sell your shares at the end of the period:

--------------------------------------------------------------------------------
                    1 year    3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
Class A Shares      $583       $872       $1,182        $2,061
--------------------------------------------------------------------------------
Class B Shares      $189       $585       $1,006        $2,008
--------------------------------------------------------------------------------

34  PROSPECTUS

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
ARK EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY

Investment Goal
Current income and growth of capital

Investment Focus
Dividend-paying U.S. common stocks

Share Price Volatility
Medium to high

Principal Investment Strategy
Investing in stocks which have an above-average dividend yield relative to the broad stock market

Investor Profile
Investors seeking current income and growth of capital who can tolerate the share price volatility of equity investing


Investment Strategy of the Equity Income Portfolio

The Equity Income Portfolio seeks its investment goal by investing primarily in dividend-paying U.S. common stocks and other equity securities. The Portfolio may, to a limited extent, purchase convertible and preferred stocks and investment-grade fixed income securities. The Portfolio's Advisor will build a broadly diversified portfolio of stocks of mid-size and large companies that have an above-average dividend yield relative to the broad stock market.

In selecting securities for the Portfolio, the Advisor purchases stocks of companies that have consistently paid dividends. In addition, the Advisor will generally invest in stocks of companies whose securities are attractively valued relative to comparable investments.


Principal Risks of Investing in the Equity Income Portfolio

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows the performance of the Portfolio's Class A Shares for the most recent year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                    [GRAPH]

                                      1998
                                      ----
                                     8.43%

--------------------------------------------------------------------------------
BEST QUARTER                        11.49%        (12/31/98)
--------------------------------------------------------------------------------
WORST QUARTER                       -8.21%         (9/30/98)
--------------------------------------------------------------------------------


For the period from January 1, 1999, to June 30, 1999, the Portfolio's Class A total return was 5.35%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 1998, to those of the S&P 500 Composite Index.

--------------------------------------------------------------------------------
     Class A Shares                        1 Year     Since Inception
--------------------------------------------------------------------------------
     Equity Income Portfolio                  3.24%       13.76%*
--------------------------------------------------------------------------------
     S&P 500 Composite Index                 28.60%       31.38%**
--------------------------------------------------------------------------------

 *   Since May 9, 1997.
**   Since April 30, 1997.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.


36  PROSPECTUS

Portfolio Fees and Expenses

This table describes the shareholder fees that you may pay if you purchase or sell Portfolio shares. You would pay these fees directly from your investment in the Portfolio.

--------------------------------------------------------------------------------
                                                         Class A
                                                          Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                             4.75%*
--------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a percentage
of net asset value)                                       None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions
(as a percentage of offering price)                       None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)                        None
--------------------------------------------------------------------------------
Exchange Fee                                              None
--------------------------------------------------------------------------------

* This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. The table which follows describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

  Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                                                        Class A
                                                         Shares
--------------------------------------------------------------------------------
  Investment Advisory Fees                                0.70%
--------------------------------------------------------------------------------
  Distribution (12b-1) Fees                               0.40%
--------------------------------------------------------------------------------
  Other Expenses                                          0.33%
--------------------------------------------------------------------------------
  Total Annual Portfolio
  Operating Expenses                                      1.43%
--------------------------------------------------------------------------------
  Fee Waivers and Expense
  Reimbursements                                          0.27%
--------------------------------------------------------------------------------
  Total Net Operating Expenses                            1.16%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed to contractually waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.16% for a period of one year. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:

     Equity Income Portfolio - Class A Shares 1.07%

     For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."


Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


--------------------------------------------------------------------------------
                    1 year    3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
                     $588      $881        $1,195      $2,085
--------------------------------------------------------------------------------


                                                                  PROSPECTUS  37

--------------------------------------------------------------------------------
ARK VALUE EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY

Investment Goal
Growth of principal

Investment Focus
U.S. common stocks

Share Price Volatility
Medium to high

Principal Investment Strategy
Investing in undervalued stocks of U.S. companies

Investor Profile
Investors seeking long-term growth of principal who can tolerate the share price volatility of equity investing

Investment Strategy of the Value Equity Portfolio

The Value Equity Portfolio seeks its investment goal by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. issuers. The Portfolio's Advisor purchases stocks whose prices appear low when compared to measures such as present and/or future earnings and cash flows, as well as other out-of-favor stocks that the Advisor believes are undervalued by the market.

In selecting investments for the Portfolio, the Advisor emphasizes stocks with higher-than-average sales growth, higher-than-average return on equity, above-average free cash flow, and return on invested capital that exceeds the cost of capital. The Advisor will also weigh corporate management's ability to adjust to the dynamics of rapidly changing economic and business conditions. The Advisor's investment approach is based on the conviction that, over the long term, broad-based economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations.


Principal Risks of Investing in the Value Equity Portfolio

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.


Performance Information

The bar chart and the performance table which follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

The performance of Class A and Class B Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares from year to year for two years. The Portfolio's Class A Shares commenced operations on April 1, 1998, and do not have a full calendar year of performance. The Portfolio's Class B Shares commenced operations on September 14, 1998, and do not have a full calendar year of performance.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                    [GRAPH]
                              1997           1998
                              ----           ----
                             29.40%         19.63%

--------------------------------------------------------------------------------
BEST QUARTER                          18.95%               (12/31/98)
--------------------------------------------------------------------------------
WORST QUARTER                        -10.68%               (9/30/98)
--------------------------------------------------------------------------------

For the period from January 1, 1999, to June 30, 1999, the Portfolio's Class A total return was 8.33%, and its Class B total return was 7.93%.

38 PROSPECTUS

This table compares the Portfolio's average annual total returns for the periods ended December 31, 1998, to those of the S&P 500 Composite Index.

--------------------------------------------------------------------------------
                                        1 Year         Since Inception
--------------------------------------------------------------------------------
Value Equity Portfolio -
Class A Shares                          13.88%              21.06%*
--------------------------------------------------------------------------------
Value Equity Portfolio -
Class B Shares                          14.28%**            22.37%**
--------------------------------------------------------------------------------
S&P 500 Composite Index                 28.60%              28.69%***
--------------------------------------------------------------------------------

* Class A Shares of the Value Equity Portfolio were offered beginning April 1, 1998. The performance information shown prior to that date represents performance of the Portfolio's Institutional Class Shares. For Institutional Class Shares, performance presented prior to March 29, 1998 reflects the performance of the Marketvest Equity Fund shares, which were offered beginning March 31, 1996. The assets of the Marketvest fund were reorganized into the Portfolio in 1998 following the acquisition by Allfirst of Dauphin Deposit Bank and Trust Company. Institutional Class Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Institutional Class Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

** Class B Shares of the Portfolio were offered beginning September 14, 1998. The performance information shown prior to that date represents performance of the Portfolio's Institutional Class Shares. For Institutional Class Shares, performance presented prior to March 29, 1998 reflects the performance of the Marketvest Equity Fund shares, which were offered beginning March 31, 1996. The performance of the Institutional Class Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares in year one only, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

***  Since March 31, 1996.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.


Portfolio Fees and Expenses

This table describes the shareholder fees that you may pay if you purchase or sell Portfolio shares. You would pay these fees directly from your investment in the Portfolio.

--------------------------------------------------------------------------------
                                        Class A      Class B
                                         Shares       Shares
--------------------------------------------------------------------------------

Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)            4.75%*       None
--------------------------------------------------------------------------------

Maximum Deferred Sales
Charge (Load) (as a percentage
of net asset value)                      None         5.00%**
--------------------------------------------------------------------------------

Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions
(as a percentage of offering price)      None         None
--------------------------------------------------------------------------------

Redemption Fee (as a percentage
of amount redeemed, if applicable)       None         None
--------------------------------------------------------------------------------

Exchange Fee                             None         None
--------------------------------------------------------------------------------

* This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."

** A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."

                                                                   PROSPECTUS 39

--------------------------------------------------------------------------------
ARK VALUE EQUITY PORTFOLIO CONTINUED
--------------------------------------------------------------------------------

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                                                   Class A          Class B
                                                   Shares           Shares
--------------------------------------------------------------------------------
Investment Advisory Fees                           1.00%             1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                          0.40%             0.75%
--------------------------------------------------------------------------------
Other Expenses                                     0.34%             0.44%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                                 1.74%             2.19%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                                     0.34%             0.04%
--------------------------------------------------------------------------------
Total Net Operating Expenses                       1.40%*            2.15%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed to contractually waive fees and reimburse expenses of the Class A and Class B Shares in order to keep total operating expenses from exceeding 1.40% and 2.15%, respectively, for a period of one year. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:

Value Equity Portfolio - Class A Shares      1.31%

Value Equity Portfolio - Class B Shares      2.06%

For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

If you sell your shares at the end of the period:


--------------------------------------------------------------------------------
                       1 Year     3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
Class A Shares          $611        $965       $1,344       $2,402
--------------------------------------------------------------------------------
Class B Shares          $718        $981       $1,371       $2,354
--------------------------------------------------------------------------------

If you do not sell your shares at the end of the period:


--------------------------------------------------------------------------------
                       1 Year     3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
Class A Shares          $611        $965       $1,344       $2,402
--------------------------------------------------------------------------------
Class B Shares          $218        $681       $1,171       $2,354
--------------------------------------------------------------------------------

40 PROSPECTUS

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
ARK EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY

Investment Goal
Investment results that correspond to the performance of the S&P 500 Composite Index (S&P 500)

Investment Focus
U.S. common stocks

Share Price Volatility
Medium to high

Principal Investment Strategy
Attempts to replicate the performance of the S&P 500

Investor Profile
Investors seeking growth of capital who can tolerate the share price volatility of equity investing

Investment Strategy of the Equity Index Portfolio

The Equity Index Portfolio seeks its investment goal by investing exclusively in securities listed in the S&P 500, which is comprised of 500 selected securities (mostly common stocks). The Portfolio is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 500. The Portfolio will approximate the industry and sector weightings of the S&P 500 by matching the weightings of the stocks included in the S&P 500.

Although the Portfolio will not replicate the performance of the S&P 500 precisely, it is anticipated that there will be a close correlation between the Portfolio's performance and that of the S&P 500 in both rising and falling markets. The size and timing of cash flows and the level of expenses are the principal factors that contribute to the lack of precise correlation between the S&P 500 and the Portfolio.


Principal Risks of Investing in the Equity Index Portfolio

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The Advisor may not be able to match the performance of the Portfolio's benchmark.


Performance Information

The bar chart and the performance table which follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows the performance of the Portfolio's Class A Shares for the most recent year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                    [GRAPH]

                                     1998
                                     ----
                                    29.01%


--------------------------------------------------------------------------------
BEST QUARTER                 21.14%          (12/31/98)
--------------------------------------------------------------------------------
WORST QUARTER                -9.48%          (9/30/98)
--------------------------------------------------------------------------------



For the period from January 1, 1999, to June 30, 1999, the Portfolio's Class A total return was 12.00%.

42 PROSPECTUS

This table compares the Portfolio's average annual total returns for the periods ended December 31, 1998, to those of the S&P 500 Composite Index.

--------------------------------------------------------------------------------
     Class A Shares                     1 Year         Since Inception
--------------------------------------------------------------------------------
     Equity Index Portfolio             22.92%              23.12%*
--------------------------------------------------------------------------------
     S&P 500 Composite Index            28.60%              30.85%**
--------------------------------------------------------------------------------

 * Since November 3, 1997.
** Since October 31, 1997.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P500 Composite Index is a widely recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.


Portfolio Fees and Expenses

This table describes the shareholder fees that you may pay if you purchase or sell Portfolio shares. You would pay these fees directly from your investment in the Portfolio.

--------------------------------------------------------------------------------
                                                            Class A
                                                             Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                                 4.75%*
--------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a percentage
of net asset value)                                           None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions
(as a percentage of offering price)                           None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)                            None
--------------------------------------------------------------------------------
Exchange Fee                                                  None
--------------------------------------------------------------------------------

* This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. The table which follows describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                                                              Class A
                                                               Shares
--------------------------------------------------------------------------------
Investment Advisory Fees                                       0.20%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                      0.40%
--------------------------------------------------------------------------------
Other Expenses                                                 0.43%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                                             1.03%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                                                 0.44%
--------------------------------------------------------------------------------
Total Net Operating Expenses                                   0.59%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed to contractually waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.59% for a period of one year. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:

  Equity Index Portfolio - Class A Shares 0.50%

  For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


--------------------------------------------------------------------------------
           1 Year        3 Years         5 Years           10 Years
--------------------------------------------------------------------------------
            $532          $746            $976              $1,637


                                                                   PROSPECTUS 43

--------------------------------------------------------------------------------
ARK BLUE CHIP EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY

Investment Goal
Long-term capital appreciation

Investment Focus
Large capitalization U.S. common stocks

Share Price Volatility
Medium to high

Principal Investment Strategy
Investing in stocks of established large capitalization companies

Investor Profile
Investors seeking capital appreciation who can tolerate the share price volatility of equity investing

Investment Strategy of the Blue Chip Equity Portfolio

The Blue Chip Equity Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities of established U.S. companies with market capitalizations in excess of $5 billion. The Portfolio's Advisor generally purchases stocks of companies with at least 10 years of operating history that are recognized leaders in their respective markets. The Portfolio also may, to a limited extent, purchase stocks of rapidly growing companies in developing industries, convertible and preferred stocks, and investment-grade fixed income securities.

In selecting investments for the Portfolio, the Advisor will purchase securities of large companies with strong balance sheets and prospects for above-average growth. The Advisor will also purchase securities of issuers based on their current financial strength and their market valuations relative to their competitors.


Principal Risks of Investing in the Blue Chip Equity Portfolio

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.


Performance Information

The bar chart and the performance table which follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

The performance of Class A and Class B Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Portfolio's Class A Shares from year to year for two years. The Class B Shares commenced operations on July 31, 1998, and do not have a full calendar year of performance.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                    [GRAPH]

                             1997             1998
                            ------           ------
                            32.75%           26.26%

--------------------------------------------------------------------------------
BEST QUARTER                             21.66%         (12/31/98)
--------------------------------------------------------------------------------
WORST QUARTER                           -11.76%         (9/30/98)
--------------------------------------------------------------------------------


For the period from January 1, 1999, to June 30, 1999, the Portfolio's Class A total return was 7.95%, and its Class B total return was 7.56%.

44 PROSPECTUS

This table compares the Portfolio's average annual total returns for the periods ended December 31, 1998, to those of the S&P 500 Composite Index.

--------------------------------------------------------------------------------
                                             1 Year      Since Inception
--------------------------------------------------------------------------------
Blue Chip Equity Portfolio -
Class A Shares                               20.25%         24.28%*
--------------------------------------------------------------------------------
S&P 500 Composite Index                      28.60%         29.00%**
--------------------------------------------------------------------------------
Blue Chip Equity Portfolio -
Class B Shares                               21.00%***      26.08%***
--------------------------------------------------------------------------------
S&P 500 Composite Index                      28.60%         28.69%****
--------------------------------------------------------------------------------

  *  Since May 16, 1996.

 **  Since April 30, 1996.

*** Class B Shares of the Portfolio were offered beginning July 31, 1998. The performance information shown prior to that date represents performance of the Portfolio's Institutional Class Shares, which were offered beginning April 1, 1996. Institutional Class Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Institutional Class Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares in year one only, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

**** Since March 31, 1996

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.


Portfolio Fees and Expenses

This table describes the shareholder fees that you may pay if you purchase or sell Portfolio shares. You would pay these fees directly from your investment in the Portfolio.

--------------------------------------------------------------------------------
                                             Class A     Class B
                                              Shares      Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                4.75%*       None
--------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a percentage
of net asset value)                          None         5.00%**
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions
(as a percentage of offering price)          None         None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)           None         None
--------------------------------------------------------------------------------
Exchange Fee                                 None         None
--------------------------------------------------------------------------------
 * This sales charge varies depending upon how much you invest. See
   "Purchasing Portfolio Shares."

** A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. The table which follows describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


                                                                   PROSPECTUS 45

--------------------------------------------------------------------------------
ARK BLUE CHIP EQUITY PORTFOLIO CONTINUED
--------------------------------------------------------------------------------

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                                                 Class A        Class B
                                                 Shares         Shares
--------------------------------------------------------------------------------
Investment Advisory Fees                          0.70%          0.70%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                         0.55%          0.75%
--------------------------------------------------------------------------------
Other Expenses                                    0.38%          0.48%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                                1.63%          1.93%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                                    0.46%          0.01%
--------------------------------------------------------------------------------
Total Net Operating Expenses                      1.17%*         1.92%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed to contractually waive fees and reimburse expenses of the Class A and Class B Shares in order to keep total operating expenses from exceeding 1.17% and 1.92%, respectively, for a period of one year. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:

Blue Chip Equity Portfolio - Class A Shares 1.08%

Blue Chip Equity Portfolio - Class B Shares 1.83%

For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

If you sell your shares at the end of the period:


--------------------------------------------------------------------------------
                        1 Year    3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
Class A Shares            $589      $922       $1,278        $2,279
--------------------------------------------------------------------------------
Class B Shares            $695      $905       $1,241        $2,139
--------------------------------------------------------------------------------

If you do not sell your shares at the end of the period:


--------------------------------------------------------------------------------
                        1 Year    3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
Class A Shares           $589       $922       $1,278        $2,279
--------------------------------------------------------------------------------
Class B Shares           $195       $605       $1,041        $2,139
--------------------------------------------------------------------------------

46 PROSPECTUS

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
ARK CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY

Investment Goal
Long-term capital appreciation

Investment Focus
U.S. common stocks of various market capitalizations

Share Price Volatility
Medium to high

Principal Investment Strategy
Investing in stocks that offer above-average growth potential

Investor Profile
Investors seeking capital appreciation who can tolerate the share price volatility of equity investing

Investment Strategy of the Capital Growth Portfolio

The Capital Growth Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities. The Portfolio's Advisor will build a broadly diversified portfolio of stocks with above-average capital growth potential.

In selecting securities for the Portfolio, the Advisor purchases securities of well-known, established companies and small and mid-size companies. In evaluating securities for the Portfolio, the Advisor considers each company's current financial strength, as well as its revenue and earnings growth and the valuation of its stock.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


Principal Risks of Investing in the Capital Growth Portfolio

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The smaller capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.


Performance Information

The bar chart and the performance table which follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

The performance of Class A and Class B Shares will differ due to differences in expenses. The bar chart below shows changes in the performance of the Portfolio's Class A Shares from year to year for four years. The Class B Shares commenced operations on September 14, 1998, and do not have a full calendar year of performance.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                    [GRAPH]

                  1995        1996         1997         1998
                  ----        ----         ----         ----
                 22.85%      17.64%       29.07%       40.93%

--------------------------------------------------------------------------------
BEST QUARTER                    34.98%              (12/31/98)
--------------------------------------------------------------------------------
WORST QUARTER                  -14.17%              (9/30/98)
--------------------------------------------------------------------------------



48 PROSPECTUS

For the period from January 1, 1999, to June 30, 1999, the Portfolio's Class A total return was 14.41%, and its Class B total return was 14.01%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 1998, to those of the S&P 500 Composite Index.

--------------------------------------------------------------------------------
                                                                     Since
                                         1 Year         5 Years    Inception
--------------------------------------------------------------------------------
         Capital Growth Portfolio
         Class A Shares                  34.27%           --        18.20%*
--------------------------------------------------------------------------------
         S&P 500
         Composite Index                 28.60%         24.05%      24.84%**
--------------------------------------------------------------------------------
         Capital Growth Portfolio
         Class B Shares                  35.82%***      18.77%***   19.06%***
--------------------------------------------------------------------------------
         S&P 500
         Composite Index                 28.60%         24.05%      23.19%****
--------------------------------------------------------------------------------

*    Since March 9, 1994.

**   Since February 28, 1994.

*** Class B Shares of the Capital Growth Portfolio were offered beginning September 14, 1998. The performance information shown prior to that date represents performance of the Portfolio's Institutional Class Shares, which were offered beginning July 16, 1993. Institutional Class Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Institutional Class Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares in year one only, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

**** Since July 31, 1993.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

Portfolio Fees and Expenses

This table describes the shareholder fees that you may pay if you purchase or sell Portfolio shares. You would pay these fees directly from your investment in the Portfolio.

--------------------------------------------------------------------------------
                                                  Class A           Class B
                                                  Shares            Shares
--------------------------------------------------------------------------------
     Maximum Sales Charge (Load)
     Imposed on Purchases (as a
     percentage of offering price)                4.75%*              None
--------------------------------------------------------------------------------
     Maximum Deferred Sales
     Charge (Load) (as a percentage
     of net asset value)                          None                5.00%**
--------------------------------------------------------------------------------
     Maximum Sales Charge (Load)
     Imposed on Reinvested Dividends
     and other Distributions
     (as a percentage of offering price)          None                None
--------------------------------------------------------------------------------
     Redemption Fee (as a percentage
     of amount redeemed, if applicable)           None                None
--------------------------------------------------------------------------------
     Exchange Fee                                 None                None
--------------------------------------------------------------------------------

* This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."

** A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. The table which follows describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

                                                                   PROSPECTUS 49

--------------------------------------------------------------------------------
ARK CAPITAL GROWTH PORTFLIO CONTINUED
--------------------------------------------------------------------------------

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                                  Class A   Class B
                                  Shares    Shares
--------------------------------------------------------------------------------
Investment Advisory Fees           0.70%     0.70%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees          0.40%     0.75%
--------------------------------------------------------------------------------
Other Expenses                     0.37%     0.47%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                 1.47%     1.92%**
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                     0.26%
--------------------------------------------------------------------------------
Total Net Operating Expenses       1.21%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed to contractually waive fees and reimburse expenses of the Class A Shares in order to keep total operating expenses from exceeding 1.21% for a period of one year. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:

     Capital Growth Portfolio - Class A Shares 1.12%

** The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:

     Capital Growth Portfolio - Class B Shares 1.87%

For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

If you sell your shares at the end of the period:


--------------------------------------------------------------------------------
                    1 year    3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
Class A Shares       $592      $893       $1,216       $2,128
--------------------------------------------------------------------------------
Class B Shares       $695      $903       $1,237       $2,072
--------------------------------------------------------------------------------

If you do not sell your shares at the end of the period:

--------------------------------------------------------------------------------
                    1 year    3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
Class A Shares       $592      $893       $1,216        $2,128
--------------------------------------------------------------------------------
Class B Shares       $195      $603       $1,037        $2,072
--------------------------------------------------------------------------------

50 PROSPECTUS

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
ARK MID-CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY

Investment Goal
Long-term capital appreciation

Investment Focus
Medium capitalization U.S. common stocks

Share Price Volatility
High

Principal Investment Strategy
Investing in stocks of mid-sized companies that have significant growth potential

Investor Profile
Investors seeking growth of capital who can tolerate the share price volatility of mid-cap equity investing


Investment Strategy of the Mid-Cap Equity Portfolio

The Mid-Cap Equity Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. The Portfolio's Advisor chooses stocks of companies with market capitalizations of between $500 million and $8 billion that have significant growth potential.

In selecting securities for the Portfolio, the Advisor purchases securities of companies that have not reached full maturity, but which have above-average sales and earnings growth. The Advisor also looks for medium-sized companies with relatively low or unrecognized market valuations.


Principal Risks of Investing in the Mid-Cap Equity Portfolio

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.


Performance Information

The bar chart and the performance table which follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares from year to year for two years.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.



           1997             1998
           ----             ----
          31.39%           22.07%

--------------------------------------------------------------------------------
BEST QUARTER  30.57%     (12/31/98)
--------------------------------------------------------------------------------
WORST QUARTER-15.35%     (9/30/98)
--------------------------------------------------------------------------------


For the period from January 1, 1999, to June 30, 1999, the Portfolio's total return was 6.51%.

The table which follows compares the Portfolio's average annual total returns for the periods ended December 31, 1998, to those of the S&P 400 Mid-Cap Index.

52 PROSPECTUS

Class A Shares                             1 Year       Since Inception
--------------------------------------------------------------------------------
   Mid-Cap Equity Portfolio                16.29%*          22.57%*
--------------------------------------------------------------------------------
   S&P 400 Mid-Cap Index                   19.12%           24.43%**
--------------------------------------------------------------------------------

* The performance information shown represents performance of the Mid-Cap Equity Portfolio's Institutional Class Shares, which were offered beginning November 18, 1996. Class A Shares of the Portfolio were offered beginning September 1, 1999. Institutional Class Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Institutional Class Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

**   Since November 30, 1996.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 400 Mid-Cap Index is a widely recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 400 medium capitalization stocks.

Portfolio Fees and Expenses

This table describes the shareholder fees that you may pay if you purchase or sell Portfolio shares. You would pay these fees directly from your investment in the Portfolio.
--------------------------------------------------------------------------------
                                            Class A
                                             Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)               4.75%*
--------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a percentage
of net asset value)                         None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions
(as a percentage of offering price)         None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)          None
--------------------------------------------------------------------------------
Exchange Fee                                None
--------------------------------------------------------------------------------

* This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. The table which follows describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                                           Class A
                                            Shares
--------------------------------------------------------------------------------
Investment Advisory Fees                     0.80%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                    0.40%
--------------------------------------------------------------------------------
Other Expenses                               0.39%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                           1.59%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                               0.27%
--------------------------------------------------------------------------------
Total Net Operating Expenses                 1.32%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed to contractually waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.32% for a period of one year. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:

Mid-Cap Equity Portfolio - Class A Shares    1.23%

For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


--------------------------------------------------------------------------------
                    1 year    3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
                     $603      $928        $1,275       $2,253



                                                                   PROSPECTUS 53

--------------------------------------------------------------------------------
ARK SMALL-CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY

Investment Goal
Long-term capital appreciation

Investment Focus
Common stock of small capitalization U.S. issuers

Share Price Volatility
High

Principal Investment Strategy
Investing in stocks of smaller companies with long-term earnings growth potential

Investor Profile
Investors seeking long-term capital appreciation who can tolerate the share price volatility of small-cap equity investing


Investment Strategy of the Small-Cap Equity Portfolio

The Small-Cap Equity Portfolio seeks its investment strategy by investing primarily in common stocks and other equity securities of U.S. issuers. The Portfolio's Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. Generally, the Portfolio invests in companies with market capitalizations of $2.0 billion or less at the time of investment. The Portfolio may also invest a limited percentage of its assets in securities rated below investment-grade ("junk bonds") and in foreign securities.

In selecting investments for the Portfolio, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive "special" situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock's price. The Advisor may also purchase stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


Principal Risks of Investing in the Small-Cap Equity Portfolio

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The smaller capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.


Performance Information

The bar chart and the performance table which follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares from year to year for two years.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

           1997              1998
           ----              ----
           5.36%            19.05%

--------------------------------------------------------------------------------
BEST QUARTER  25.95%     (12/31/98)
--------------------------------------------------------------------------------
WORST QUARTER-18.54%     (9/30/98)
--------------------------------------------------------------------------------

For the period from January 1, 1999, to June 30, 1999, the Portfolio's Class A total return was 13.71%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 1998, to those of the Russell 2000 Growth Index.



 Class A Shares                       1 Year      Since Inception
--------------------------------------------------------------------------------
Small-Cap Equity Portfolio            13.40%           1.31%*
--------------------------------------------------------------------------------
Russell 2000 Growth Index              1.23%           2.38%**

*    Since May 16, 1996.

**   Since May 31, 1996.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of large U.S. companies with high growth rates and price-to-book ratios.

Portfolio Fees and Expenses

This table describes the shareholder fees that you may pay if you purchase or sell Portfolio shares. You would pay these fees directly from your investment in the Portfolio.

                                                          Class A
                                                           Shares
--------------------------------------------------------------------------------
     Maximum Sales Charge (Load)
     Imposed on Purchases (as a
     percentage of offering price)                          4.75%*
--------------------------------------------------------------------------------
     Maximum Deferred Sales
     Charge (Load) (as a percentage
     of net asset value)                                    None
--------------------------------------------------------------------------------
     Maximum Sales Charge (Load)
     Imposed on Reinvested Dividends
     and other Distributions
     (as a percentage of offering price)                    None
--------------------------------------------------------------------------------
     Redemption Fee (as a percentage
     of amount redeemed, if applicable)                     None
--------------------------------------------------------------------------------
     Exchange Fee                                           None
--------------------------------------------------------------------------------

* This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. The table which follows describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                                            Class A
                                            Shares
--------------------------------------------------------------------------------
Investment Advisory Fees                     0.80%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                    0.40%
--------------------------------------------------------------------------------
Other Expenses                               0.46%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                           1.66%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                               0.22%
--------------------------------------------------------------------------------
Total Net Operating Expenses                 1.44%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed to contractually waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.44% for a period of one year. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:

     Small-Cap Equity Portfolio - Class A Shares 1.35%

For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."


Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


--------------------------------------------------------------------------------
                    1 year    3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
                     $615      $953       $1,315        $2,329


                                                                   55 PROSPECTUS

--------------------------------------------------------------------------------
ARK INTERNATIONAL EQUITY SELECTION PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY

Investment Goal
Long-term capital appreciation

Investment Focus
Investment companies that invest in equity securities of non-U.S. issuers

Share Price Volatility
High

Principal Investment Strategy
Investing in investment companies that purchase stocks of companies located outside the U.S.

Investor Profile
Investors seeking capital appreciation who want to diversify their portfolio by investing overseas and who can tolerate the risks of international investing


Investment Strategy of the International Equity Selection Portfolio

The International Equity Selection Portfolio seeks its investment goal by investing primarily in shares of mutual funds that purchase common stocks and other equity securities of companies located outside the United States. The Portfolio's Advisor will attempt to build a managed portfolio of international equity funds which presents the greatest long-term capital growth potential by investing in various funds managed by different advisors. In addition to investing in funds that purchase securities of companies in developed foreign countries, the Portfolio may also purchase shares of funds that invest in emerging market countries and individual country funds and, to a limited extent, in global funds and domestic equity and debt funds.

In selecting funds for the Portfolio to purchase, the Advisor attempts to develop a portfolio offering investors exposure to different global markets and equity investment styles. To achieve this diversity, the Advisor selects international funds based on screening criteria such as fund investment styles, investment objectives and policies, and fund management methodology and consistency. The Advisor also considers past performance, rankings by independent third parties, fund size, historic volatility, manager tenure, and operating and transaction expenses, as well as geographic diversity and current global economic conditions.

Principal Risks of Investing in the International Equity Selection Portfolio

Since it purchases shares of funds that buy equity securities, the Portfolio is subject to the risk that stock prices will decline over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the mutual fund shares that the Portfolio owns may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Portfolio's investments in fund shares. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Since the Portfolio purchases shares of other funds, shareholders will bear the costs of the underlying funds and the costs of the Portfolio.


56 PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares from year to year for seven years. The Portfolio's Class A Shares commenced operations on April 1, 1998, and do not have a full calendar year of performance.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                    [GRAPH]
    1992        1993     1994       1995      1996     1997      1998
    ----        ----     ----       ----      ----     ----      ----
   -4.58%      37.76%    1.80%     11.55%    17.22%    7.05%     8.11%


--------------------------------------------------------------------------------
BEST QUARTER           14.83%      (12/31/98)
--------------------------------------------------------------------------------
WORST QUARTER         -15.10%      (9/30/98)
--------------------------------------------------------------------------------


For the period from January 1, 1999, to June 30, 1999, the Portfolio's Class A total return was 7.14%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 1998, to those of the Morgan Stanley Capital International EAFE Index.

--------------------------------------------------------------------------------
     Class A Shares                1 Year           5 Years     Since Inception
--------------------------------------------------------------------------------
       International Equity
       Selection Portfolio         6.53%*            8.70%*         9.71%*
--------------------------------------------------------------------------------
       Morgan Stanley
       Capital International
       EAFE Index                 20.00%             9.20%          8.44%**
--------------------------------------------------------------------------------
* Class A Shares of the International Equity Selection Portfolio were offered beginning April 1, 1998. The performance information shown prior to that date represents performance of the Portfolio's Institutional Class Shares. For Institutional Class Shares, performance presented prior to March 29, 1998, reflects the performance of the Marketvest International Equity Fund shares, which is the successor to a collective trust fund. The assets of the Marketvest fund were reorganized into the Portfolio in 1998 following the acquisition by Allfirst of Dauphin Deposit Bank and Trust Company. The performance information shown includes performance of the collective trust fund for the period from May 31, 1991 (the inception date of the collective trust fund), to March 31, 1997, when the Portfolio's registration statement became effective. The investment objective and policies of the collective trust fund were substantially the same as those of the Marketvest fund. Institutional Class Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Institutional Class Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

**   Since May 31, 1991.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley Capital International EAFE Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of over 900 securities listed on stock exchanges in Europe, Australia, New Zealand and the Far East.

Portfolio Fees and Expenses

This table describes the shareholder fees that you may pay if you purchase or sell Portfolio shares. You would pay these fees directly from your investment in the Portfolio.

--------------------------------------------------------------------------------
                                                      Class A
                                                       Shares
--------------------------------------------------------------------------------
     Maximum Sales Charge (Load)
     Imposed on Purchases (as a
     percentage of offering price)                     1.50%*
--------------------------------------------------------------------------------
     Maximum Deferred Sales
     Charge (Load) (as a percentage
     of net asset value)                               None
--------------------------------------------------------------------------------
     Maximum Sales Charge (Load)
     Imposed on Reinvested Dividends
     and other Distributions
     (as a percentage of offering price)               None
--------------------------------------------------------------------------------
     Redemption Fee (as a percentage
     of amount redeemed, if applicable)                None
--------------------------------------------------------------------------------
     Exchange Fee                                      None
--------------------------------------------------------------------------------

* This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."

                                                                   PROSPECTUS 57

--------------------------------------------------------------------------------
ARK INTERNATIONAL EQUITY SELECTION PORTFOLIO CONTINUED
--------------------------------------------------------------------------------

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

  Annual Portfolio Operating Expenses
  (expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                                       Class A
                                        Shares
--------------------------------------------------------------------------------
   Investment Advisory Fees             0.65%
--------------------------------------------------------------------------------
   Distribution (12b-1) Fees            0.40%
--------------------------------------------------------------------------------
   Other Expenses                       0.40%
--------------------------------------------------------------------------------
   Total Annual Portfolio
   Operating Expenses                   1.45%
--------------------------------------------------------------------------------
   Fee Waivers and Expense
   Reimbursements                       0.31%
--------------------------------------------------------------------------------
   Total Net Operating Expenses         1.14%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed to contractually waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.14% for a period of one year. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:

   International Equity Selection Portfolio -
   Class A Shares   1.05%

   For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."


Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


--------------------------------------------------------------------------------
                    1 Year    3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
                     $264      $572        $901        $1,833
--------------------------------------------------------------------------------


58 PROSPECTUS

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
 MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

 Risks

 Equity Risk - Equity securities include publicly and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Equity derivatives may be more volatile and increase portfolio risk. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause its portfolio's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Portfolios Affected by the Risks
Balanced Portfolio
Equity Income Portfolio
Value Equity Portfolio
Equity Index Portfolio
Blue Chip Equity Portfolio
Capital Growth Portfolio
Mid-Cap Equity Portfolio
Small-Cap Equity Portfolio
International Equity Selection Portfolio
--------------------------------------------------------------------------------
Fixed Income Risk - The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

Short-Term Treasury Portfolio
Maryland Tax-Free Portfolio
Pennsylvania Tax-Free Portfolio
Intermediate Fixed Income Portfolio
U.S. Government Bond Portfolio
Income Portfolio
Balanced Portfolio
--------------------------------------------------------------------------------
  Call Risk - During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Portfolio's average weighted maturity to fluctuate, and may require a Portfolio to invest the resulting proceeds at lower interest rates.

Maryland Tax-Free Portfolio
Pennsylvania Tax-Free Portfolio
Intermediate Fixed Income Portfolio
U.S. Government Bond Portfolio
Income Portfolio
Balanced Portfolio

  Credit Risk - The possibility that an issuer will be unable to make timely payments of either principal or interest.

Maryland Tax-Free Portfolio
Pennsylvania Tax-Free Portfolio
Intermediate Fixed Income Portfolio
U.S. Government Bond Portfolio
Income Portfolio
Balanced Portfolio
--------------------------------------------------------------------------------
  Event Risk - Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of a Portfolio's multiple holdings.

Maryland Tax-Free Portfolio
Pennsylvania Tax-Free Portfolio
Intermediate Fixed Income Portfolio
U.S. Government Bond Portfolio
Income Portfolio
Balanced Portfolio


60  PROSPECTUS

Risks

  Mortgage-Backed Securities Risk - Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.
--------------------------------------------------------------------------------
Portfolios Affected by the Risks
Intermediate Fixed Income Portfolio
U.S. Government Bond Portfolio
Income Portfolio
Balanced Portfolio
--------------------------------------------------------------------------------
  Municipal Issuer Risk - There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Tax-Free Money Market Portfolio
Maryland Tax-Free Portfolio
Pennsylvania Tax-Free Portfolio

In addition, a Portfolio's concentration of investments in issuers located in a single state makes the Portfolio more susceptible to adverse political or economic developments affecting that state. Such a Portfolio also maybe riskier than mutual funds that buy securities of issuers in numerous states.

Maryland Tax-Free Portfolio
Pennsylvania Tax-Free Portfolio

--------------------------------------------------------------------------------
Foreign Security Risks - Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar

Small-Cap Equity Portfolio
International Equity Selection Portfolio


                                                                   PROSPECTUS 61

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

Risks
U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the Portfolio.

In addition to these risks, certain foreign securities may be subject to the following additional risks factors:

Portfolios Affected by the Risks

--------------------------------------------------------------------------------
Currency Risk - Investments in foreign securities denominated in foreign currencies involve additional risks, including:

 .    The value of a Portfolio's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations.

 .    A Portfolio may incur substantial costs in connection with conversions between various currencies.

 .    A Portfolio may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.

 .    Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

Small-Cap Equity Portfolio
International Equity Selection Portfolio

--------------------------------------------------------------------------------
Tracking Error Risk - Factors such as Portfolio expenses, imperfect correlation between the Portfolio's investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect their ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, a Portfolio, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

Equity Index Portfolio


62 PROSPECTUS

Risks
Year 2000 Risk - The Portfolios depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Portfolios could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and do not distinguish between the year 2000 and the year 1900. The Portfolios have asked their mission-critical service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and have sought and received assurances from such service providers that they are devoting significant resources to prevent material adverse consequences to the Portfolios. While such assurances have been received, the Portfolios and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Portfolios do business.

Portfolios Affected by the Risks
All Portfolios

Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the year 2000 may add to the possibility of losses to the Portfolio and its shareholders.

Small-Cap Equity Portfolio
International Equity Selection Portfolio

                                                                   PROSPECTUS 63

--------------------------------------------------------------------------------
EACH PORTFOLIO'S OTHER INVESTMENTS
--------------------------------------------------------------------------------

This prospectus describes the Portfolios' primary strategies, and the Portfolios will normally invest at least 65% (80% for the money market fund Portfolios) of their assets in the types of securities described in this prospectus. However, each Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, there is no guarantee that any Portfolio will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Portfolio may invest up to 100% of its assets in cash and short-term securities that may not ordinarily be consistent with a Portfolio's objectives. A Portfolio will do so only if the Advisor believes that the risk of loss outweighs the opportunity for capital gains or higher income. The Portfolio may not be able to meet its investment goal when the Advisor is employing a temporary defensive strategy.


64 PROSPECTUS

--------------------------------------------------------------------------------
INVESTMENT ADVISOR
--------------------------------------------------------------------------------

The Advisor makes investment decisions for the Portfolios and continuously reviews, supervises and administers the Portfolios' respective investment programs. The Board of Trustees of ARK Funds supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Allied Investment Advisors, Inc. (AIA), a wholly-owned subsidiary of Allfirst Bank (formerly, First National Bank of Maryland) (Allfirst), serves as the Advisor to the Portfolios. As of June 30, 1999, AIA had approximately $13.143 billion in assets under management. For the fiscal year ended April 30, 1999, AIA received advisory fees of:

--------------------------------------------------------------------------------
U.S. Treasury Money Market Portfolio                    0.19%
--------------------------------------------------------------------------------
U.S. Government Money Market Portfolio                  0.14%
--------------------------------------------------------------------------------
Money Market Portfolio                                  0.11%
--------------------------------------------------------------------------------
Tax-Free Money Market Portfolio                         0.09%
--------------------------------------------------------------------------------
Short-Term Treasury Portfolio                           0.35%
--------------------------------------------------------------------------------
Maryland Tax-Free Portfolio                             0.49%
--------------------------------------------------------------------------------
Pennsylvania Tax-Free Portfolio                         0.65%
--------------------------------------------------------------------------------
Intermediate Fixed Income Portfolio                     0.49%
--------------------------------------------------------------------------------
U.S. Government Bond Portfolio                          0.66%
--------------------------------------------------------------------------------
Income Portfolio                                        0.51%
--------------------------------------------------------------------------------
Balanced Portfolio                                      0.56%
--------------------------------------------------------------------------------
Equity Income Portfolio                                 0.64%
--------------------------------------------------------------------------------
Value Equity Portfolio                                  0.87%
--------------------------------------------------------------------------------
Equity Index Portfolio                                  0.06%
--------------------------------------------------------------------------------
Blue Chip Equity Portfolio                              0.60%
--------------------------------------------------------------------------------
Capital Growth Portfolio                                0.65%
--------------------------------------------------------------------------------
Mid-Cap Equity Portfolio                                0.74%
--------------------------------------------------------------------------------
Small-Cap Equity Portfolio                              0.79%
--------------------------------------------------------------------------------
International Equity Selection Portfolio                0.55%
--------------------------------------------------------------------------------

James M. Hannan is a Principal of AIA and manager of the U.S. Treasury Money Market Portfolio, the U.S. Government Money Market Portfolio, the Money Market Portfolio, the Tax-Free Money Market Portfolio and the Short-Term Treasury Portfolio. He is responsible for several separately managed institutional portfolios which he has managed since 1992. He has served as a Vice President of Allfirst since 1987. Prior to 1987 he served as the Treasurer for the city of Hyattsville, Maryland.

Susan L. Schnaars is a Principal of AIA and manager of the Intermediate Fixed Income Portfolio, the Maryland Tax-Free Portfolio and the Pennsylvania Tax-Free Portfolio. Ms. Schnaars is also responsible for managing several large institutional accounts. Prior to 1992, Ms. Schnaars managed institutional and commingled fixed income portfolios, including the RAF Fixed Income Fund for PNC Investment Management and Research (formerly known as Provident National Bank). Ms. Schnaars is a Chartered Financial Analyst and a Certified Public Accountant.

Steven M. Gradow is a Managing Director of, and Director of Fixed Income Investments for, AIA and manager of the Income Portfolio, co-manager, with Ms. Volk, of the U.S. Government Bond Portfolio, and co-manager of the ARK Fund Institutional Class Short-Term Bond Portfolio. Prior to joining Allfirst in January 1996, Mr. Gradow was responsible for the management of $15 billion of fixed income pension assets for Washington State Investment Board in Seattle for four years. Mr. Gradow's experience also includes five years fixed income management for the Public Employees Retirement System of California (CALPERS).

N. Beth Volk is a Principal of AIA and Senior Fixed Income Credit Analyst responsible for leading the corporate research efforts of the Fixed Income Group. Ms. Volk is co-manager, with Mr. Gradow, of the U.S. Government Bond Portfolio. Prior to 1996, she was the head of corporate fixed income research at Alex. Brown & Sons. Ms. Volk has over 18 years experience in the industry and is a Chartered Financial Analyst.

Charles E. Knudsen is a Managing Director of AIA and manager of the Balanced Portfolio. He follows several equity industry groups. In addition, he is a senior portfolio


                                                                   PROSPECTUS 65

--------------------------------------------------------------------------------
INVESTMENT ADVISOR
--------------------------------------------------------------------------------

manager for key, tax-free institutional accounts, including pension and profit-sharing plans, foundations, and endowments. Mr. Knudsen has more than 10 years of investment management experience with Allfirst. Mr. Knudsen is a Chartered Financial Analyst.

Clyde L. Randall is a Principal of AIA and co-manager, with Mr. Ashcroft, of the Blue Chip Equity Portfolio and manager of the Equity Income Portfolio. Prior to March 1995, Mr. Randall was an equity analyst and portfolio manager for more than five years at Mercantile Safe Deposit and Trust Company, Baltimore, Maryland. Mr. Randall is a Chartered Financial Analyst.

Allen J. Ashcroft, Jr. is a Principal of AIA and co-manager, with Mr. Randall, of the Blue Chip Equity Portfolio and manager of the Equity Income Portfolio. Prior to joining Allfirst, Mr. Ashcroft was an equity analyst and portfolio manager for McGlinn Capital Management, Wyomissing, Pennsylvania, for 12 years. Mr. Ashcroft has more than 18 years of experience in investment research and equity analysis.

H. Giles Knight is a Principal of AIA and manager of the Small-Cap Equity Portfolio. Prior to joining Allfirst, Mr. Knight was with ASB Capital Management, a subsidiary of Nations Bank, from 1990 to 1994. He was Director of Special Equity Investments, Capital Markets Division, where he was responsible for one mutual fund and six employee benefit and personal trust common stock funds. Mr. Knight has nearly 30 years of investment experience.

Christopher E. Baggini is a Principal of AIA and manager of the Mid-Cap Equity Portfolio and the Capital Growth Portfolio. Prior to joining Allfirst, Mr. Baggini served as portfolio manager and research analyst for First Metropolitan Development Corporation. He has more than 12 years of experience in investment management, including more than four years at Salomon Brothers with responsibilities in equity research, sales and trading. Mr. Baggini is a Chartered Financial Analyst.

J. Eric Leo is the Chief Investment Officer of AIA and Managing Director of Equity Research responsible for overseeing the equity investment process for the organization. Mr. Leo is the manager of the Value Equity Portfolio and the Equity Index Portfolio. He has over 26 years experience managing portfolios and equity assets, most recently as Executive Vice President and Chief Investment Officer of Legg Mason Capital Management.

Clarence W. Woods, Jr. is a Principal of and Chief Equity Trader for AIA and co-manager, with Mr. Hastings, of the Equity Index Portfolio. He heads the equity-trading unit and oversees the management of $4.5 billion of indexed portfolios. Prior to joining AIA, Mr. Woods was the Chief Equity Trader for Mercantile Bankshares, Baltimore, Maryland for seven years. Mr. Woods has over 15 years experience in the investment industry.

Peter C. Hastings is a Vice President of AIA and co-manager, with Mr. Woods, of the Equity Index Portfolio and the Value Equity Portfolio. His responsibilities include trading and the management of $4.5 billion of indexed portfolios. Prior to moving to the trading area, Mr. Hastings created and sold indexed products as part of the marketing unit. Mr. Hastings has four years of investment experience.

Brett A. Hoffacker is a Principal of AIA and the manager of the International Equity Selection Portfolio. Prior to 1997, he was a Vice President of Dauphin Deposit Bank and Trust Company responsible for managing four equity funds as well as various individual, institutional, employee benefit and personal trust portfolios. Mr. Hoffacker is a Certified Financial Planner and Certified Retirement Plan Specialist.

66 PROSPECTUS

--------------------------------------------------------------------------------
              PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES
--------------------------------------------------------------------------------

  This section tells you how to purchase, sell (sometimes called "redeem") or exchange Class A and Class B Shares of the Portfolios.

  The classes have different expenses and other characteristics.

  Class A Shares of the Money Market Portfolios
 . No sales charge
 . 12b-1 fees and shareholder servicing fees

  Class A Shares of the other Portfolios
 . Front-end sales charge
 . 12b-1 fees and shareholder servicing fees

  Class B Shares
 . Contingent deferred sales charge
 . Higher 12b-1 fees and shareholder servicing fees

  Class A and Class B Shares are for individual investors and businesses.

  There are three ways to invest in the ARK Funds:
 . Through Authorized Brokers or Other Institutions
 . Directly with the Fund
 . Through the ARK Funds Employee Investment Program

  General Information

  You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.

  A Portfolio may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Portfolio or its shareholders.

  The price per share (the offering price) will be the net asset value per share
  (NAV) next determined after a Portfolio receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge.

  The U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio calculate NAV each Business Day at 12:00 noon Eastern time and 4:00 p.m. Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Portfolio must receive your order and Federal funds (readily available funds) before 12:00 noon Eastern time.

  The Money Market Portfolio and U.S. Government Money Market Portfolio calculate their NAV each Business Day at 5:00 p.m. Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Portfolio must receive your order and Federal funds before 5:00 p.m. Eastern time.

  The fixed income and equity Portfolios each calculate its NAV each Business Day at the close of the NYSE (normally 4:00 p.m. Eastern time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Portfolio must receive your order and Federal funds before 4:00 p.m. Eastern time.

  How We Calculate NAV

  NAV for one Portfolio share is the value of that share's portion of all of the net assets in the Portfolio.

  In calculating NAV, each non-money market fund Portfolio generally values its securities at its market price. If market prices are unavailable or the Portfolios think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

  In calculating NAV for the U.S. Treasury Money Market, U.S. Government Money Market, Tax-Free Money Market, and Money Market Portfolios, we generally value their investment portfolios using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Portfolio may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

  Some Portfolios hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the market value of these Portfolios' investments may change on days when you cannot purchase or sell Portfolio shares.


                                                                   PROSPECTUS 67

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PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES
--------------------------------------------------------------------------------

Sales Charges

Alternative Sales Charge Options
You may purchase Class A or Class B Shares of the Portfolios at a price equal to their net asset value per share plus any applicable sales charge. Class A Shares include an initial sales charge. Class B Shares may pay a contingent deferred sales charge (CDSC). The classes have the same rights and are identical in all respects except that: (i) Class B Shares may pay deferred sales charges and pay higher distribution and service fees; (ii) each class has exclusive voting rights with respect to approvals of its Rule 12b-1 plan (although Class B shareholders may be entitled to vote on any distribution fees imposed on Class A Shares so long as Class B Shares convert into Class A Shares); (iii) only Class B Shares carry a conversion feature; and (iv) each class has different exchange privileges.

Front-End Sales Charges - Class A Shares

The offering price of Class A Shares is the NAV next calculated after a Portfolio receives your request, plus the front-end sales load.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                                U.S. Government Bond, Income,
                                Maryland Tax-Free and
                                Pennsylvania Tax-Free Portfolios

                                Your Sales Charge   Your Sales Charge
                               as a Percentage of   as a Percentage of
If Your Investment is:           Offering Price    Your Net Investment
--------------------------------------------------------------------------------
Less than $50,000                    4.50%                 4.71%
--------------------------------------------------------------------------------
$50,000 but less than $100,000       4.00%                 4.17%
--------------------------------------------------------------------------------
$100,000 but less than $250,000      3.00%                 3.09%
--------------------------------------------------------------------------------
$250,000 but less than $500,000      2.50%                 2.56%
--------------------------------------------------------------------------------
$500,000 but less than               2.00%                 2.04%
$1,000,000
--------------------------------------------------------------------------------
$1,000,000 and above                 0.00%                 0.00%
--------------------------------------------------------------------------------

No initial sales charge applies to purchases of Class A Shares of $1 million or more. However, you will pay a redemption fee of 1.00% if you sell your shares within one year of the date of purchase, or of 0.50% if you sell your shares between one and two years of the date of purchase.

                                Balanced, Equity Income, Equity Index,
                                Blue Chip Equity, Value Equity,
                                Capital Growth, Mid-Cap Equity and
                                Small-Cap Equity Portfolios

                                Your Sales Charge   Your Sales Charge
                               as a Percentage of   as a Percentage of
If Your Investment is:           Offering Price    Your Net Investment
--------------------------------------------------------------------------------
Less than $50,000                   4.75%                4.99%
--------------------------------------------------------------------------------
$50,000 but less than $100,000      4.50%                4.71%
--------------------------------------------------------------------------------
$100,000 but less than $250,000     3.50%                3.63%
--------------------------------------------------------------------------------
$250,000 but less than $500,000     2.50%                2.56%
--------------------------------------------------------------------------------
$500,000 but less than              2.00%                2.04%
$1,000,000
--------------------------------------------------------------------------------
$1,000,000 and above                0.00%                0.00%
--------------------------------------------------------------------------------
No initial sales charge applies to purchases of Class A Shares of $1 million or more. However, you will pay a redemption fee of 1.00% if you sell your shares within one year of the date of purchase, or of 0.50% if you sell your shares between one and two years of the date of purchase.

                                International Equity Selection
                                Portfolio

                                Your Sales Charge   Your Sales Charge
                               as a Percentage of   as a Percentage of
If Your Investment is:           Offering Price    Your Net Investment
--------------------------------------------------------------------------------
Less than $100,000                  1.50%                1.52%
--------------------------------------------------------------------------------
$100,000 but less than $250,000     1.00%                1.01%
--------------------------------------------------------------------------------
$250,000 but less than $500,000     0.75%                0.76%
--------------------------------------------------------------------------------
$500,000 but less than              0.50%                0.50%
$1,000,000
--------------------------------------------------------------------------------
$1,000,000 and above                0.00%                0.00%
--------------------------------------------------------------------------------
No initial sales charge applies to purchases of Class A Shares of $1 million or more. However, you will pay a redemption fee of 1.00% if you sell your shares within one year of the date of purchase, or of 0.50% if you sell your shares between one and two years of the date of purchase.


68 PROSPECTUS

Waiver of Front-End Sales Charge - Class A Shares

The front-end sales charge will be waived on Class A Shares purchased:

(1) by a bank trust officer, registered representative, or other employee (or a member of their immediate families) of authorized institutions;

(2) by a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

(3) for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code);

(4) for an account affiliated with Allfirst, with the proceeds of a distribution from certain employee benefit plans;

(5) for any state, county or city, or any governmental instrumentality, department, authority or agency;

(6) with redemption proceeds from other mutual fund complexes on which you have previously paid an initial or contingent deferred sales charge;

(7) for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with the Portfolios' distributor specifying certain qualifications;

(8) as part of an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 of plan assets invested in the Portfolios;

(9) as part of an employee benefit plan through an intermediary that has signed a participation agreement with the Portfolios' distributor specifying certain qualifications; and

(10) on a discretionary basis by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business and that has executed a participation agreement with the Portfolios' distributor specifying certain qualifications.

Repurchase of Class A Shares

You may repurchase any amount of Class A Shares of any Portfolio at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you have redeemed, without paying the front-end sales charge a second time. To exercise this privilege, the Portfolio must receive your purchase order within 30 days of your redemption. In addition, you must notify the Portfolio when you send in your purchase order that you are repurchasing shares.

Reduced Sales Charges - Class A Shares

Rights of Accumulation. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Portfolio will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Portfolio will consider the value of Class A Shares purchased previously only if they were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Portfolio with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Portfolio may amend or terminate this right of accumulation at any time. Rights of accumulation do not apply to purchases of Class A Shares of the U.S. Treasury Money Market, U.S. Government Money Market, Money Market, Tax-Free Money Market and Short-Term Treasury Portfolios.

Letter of Intent. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Portfolio over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Portfolio will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Portfolio a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The

                                                                   PROSPECTUS 69

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              PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES
--------------------------------------------------------------------------------

13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Portfolio to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Portfolio's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Combined Purchase/Quantity Discount Privilege. When calculating the appropriate sales charge rate, the Portfolio will combine same-day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

Contingent Deferred Sales Charges - Class B Shares

You do not pay a sales charge when you purchase Class B Shares. The offering price of Class B Shares is simply the next calculated NAV. But if you sell your shares within six years after your purchase, you will pay a contingent deferred sales charge as described in the table below for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Portfolio receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class B Shares of one Portfolio for Class B Shares of another Portfolio.

At the end of eight years from the date of purchase, Class B Shares convert to Class A Shares based on their relative net asset value. Class A Shares pay lower expenses than Class B Shares.

                                     Contingent Deferred Sales Charge as a
Year Since Purchase              Percentage of Dollar Amount Subject to Charge
--------------------------------------------------------------------------------
First                                                    5%
--------------------------------------------------------------------------------
Second                                                   4%
--------------------------------------------------------------------------------
Third                                                    3%
--------------------------------------------------------------------------------
Fourth                                                   3%
--------------------------------------------------------------------------------
Fifth                                                    2%
--------------------------------------------------------------------------------
Sixth                                                    1%
--------------------------------------------------------------------------------
Seventh and after                                        0%
--------------------------------------------------------------------------------


The contingent deferred sales charge will be waived if you sell your Class B Shares for the following reasons:

 .    to make certain withdrawals from a retirement plan (not including IRAs);

 .    because of death or disability; or

 .    for certain payments under the Automatic Withdrawal Plan (which is discussed later).


General Information About Sales Charges

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions including brokerage firms affiliated with Allfirst may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of Federal securities law.

No CDSC is imposed on redemptions of Class B Shares received from the reinvestment of distributions on Class B Shares or exchanged for shares of another Portfolio. However, Class B Shares acquired in exchanges (including shares of the Money Market Portfolio) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. Class B Shares not subject to a CDSC will always be redeemed first.

The CDSC will be computed using the schedule of the Portfolio with the highest CDSC owned by you. In computing the CDSC, the length of time you owned the


70  PROSPECTUS
shares will be measured from the date of original purchase and will not be affected by exchanges. To exchange into another Portfolio, you must meet the $500 minimum initial investment.

Through Authorized Brokers or Other Institutions

How to Purchase Portfolio Shares

You may buy shares through accounts with brokers and other institutions that are authorized to place trades in Portfolio shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Portfolio. You will also generally have to address your correspondence or questions regarding a Portfolio to your institution. For more information, contact the broker or institution directly.

How to Sell Your Portfolio Shares

If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

How to Exchange Your Portfolio Shares

You may exchange your shares on any Business Day. If you own shares through an account with a broker or other institution, contact that broker or institution to exchange your shares. Exchange requests must be for an amount of at least $500.

When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolios receive your exchange request.

Directly with the Fund

How to Purchase Portfolio Shares

To purchase shares directly from us, please call 1-888-4ARKFUND, or complete and send in a Direct Investment Account Application. The minimum investment in the Portfolios is $500. Unless you arrange to pay by wire, write your check to "ARK Funds" and include the name of the appropriate Portfolio(s) on the check. A Portfolio cannot accept third-party checks, credit cards, credit card checks, or cash.

You can buy shares by sending a completed Account Application along with a check and investment instructions to:
ARK Funds
P.O. Box 8525
Boston, MA 02266-8525

All purchases made by check should be in U.S. dollars and made payable to ARK Funds or, for an IRA account, to ARK Funds FBO (account holder's name). Redemptions of shares purchased through the Automatic Investment Plan will be delayed until the investment has been in the account for 15 calendar days.

Purchases By Wire
You can buy shares by wiring money to:
State Street Bank and Trust Company
Boston, MA
ABA 011000028
Account Number:     99051609
Attention:          [ARK Portfolio Name]
Further Credit to:  [Account Name and Number]

You should notify the Fund's transfer agent at 1-888-4ARKFUND by 12:00 noon Eastern time if you plan to wire money. This way, an order to purchase shares by wire will be deemed to have been received on the day of the wire.

You may purchase shares by Automated Clearing House (ACH) funds transfer. In order to do so, complete the bank information section on the Account Application. Attach a voided check or deposit slip to the Account Application. Only domestic member banks may be used. It takes about 15 days to set up an ACHaccount. Currently, the Fund does not charge a fee for ACH transfers.


                                                                  PROSPECTUS  71

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PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES
--------------------------------------------------------------------------------

How to Sell Your Portfolio Shares

If you own shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail at ARK Funds, P.O. Box 8525, Boston, MA 02266-8525 or by telephone at 1-888-4ARKFUND. There is no minimum amount for telephone redemptions.

You may not close your account by telephone.

Redemption by Mail

Along with your written request, the transfer agent may require a signature guarantee if: (a) the redemption request is for $25,000 or more; (b) you ask us to send redemption proceeds to a name and/or address that differs from the name or address of record; or (c) you request a transfer of registration.

Receiving Your Money

Normally, we send your sale proceeds within three Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from the date of your purchase).

If you established ACH instructions on your account, you can receive your redemption proceeds by ACH wire. Sale proceeds sent via ACH will not be posted to your bank account until the second Business Day following the transaction.

Redemption By Checkwriting

Checkwriting is available for accounts investing in Class A Shares of a money market fund Portfolio. You will be required to sign a signature card and will be subject to the applicable rules and regulations of the clearing bank.

Checks in the amount of $500 or more drawn on one of the money market fund Portfolios may be made payable to the order of any payee. You should be aware that, as the case with regular bank checks, certain banks may not provide cash at the time of deposit, but will wait until they have received payment from the clearing bank. When a check is presented to the clearing bank for payment, subject to the Fund's acceptance of the check, the clearing bank causes the Fund to redeem, at the next net asset value, a sufficient number of shares to cover the amount of the check. Checks will be returned by the clearing bank if there are not sufficient shares available. If you wish to use this checkwriting feature, you should check the appropriate box on the Account Application which includes a signature card, and mail the completed form to ARK Funds, P.O. Box 8525, Boston, MA 02266-8525. There is no charge for the checks, although the clearing bank will impose its customary overdraft fee in connection with checks returned for insufficient funds. As of the date of this prospectus, the overdraft fee is $20.

Automatic Withdrawal Plan (AWP)

The AWP may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the AWP, an account must have a current value of $5,000 or more. Investors may elect to receive automatic payments of $100 or more via check or direct deposit to a checking account on a monthly, quarterly or annual basis. Automatic withdrawals are normally processed on the 25th day of the month (or on the next Business Day). To arrange an AWP, you must complete the appropriate section of an Account Change Form.

If you withdraw 10% or less of your Class B Shares in one year pursuant to the AWP, your redemptions will not be subject to the CDSC. Because automatic withdrawals of Class B Shares in amounts greater than 10% of the initial value of the account will be subject to the CDSC, Class B shareholders should not participate in the AWP.

How to Exchange Your Portfolio Shares

To exchange your Portfolio shares, contact the Fund directly at 1-888-4ARKFUND. You may exchange your shares on any Business Day.

When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolio receives your exchange request.

Before making an exchange, shareholders should consider the investment objective, policies and restrictions of the Portfolio into which they are exchanging, as set forth in the


72  PROSPECTUS
prospectus. Any telephone exchange must satisfy the requirements relating to the minimum initial investment amounts of the Portfolio involved. If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). The Fund reserves the right to reject any telephone exchange request and to modify or terminate the telephone exchange privilege at any time, upon 60 day's written notice.

Through the ARK Funds Employee Investment Program

How to Purchase Portfolio Shares

Class A Shares of the Portfolios may be purchased without a sales charge in an ARK Funds Employee Investment Account. Employees are defined as current and former trustees and officers of the Fund, current and retired officers, directors and regular employees of Allied Irish Banks, p.l.c., and its direct and indirect subsidiaries, including Allfirst and its affiliates, and their spouses and minor children. Employees may open an account directly with the Fund by making a lump sum investment of $100 or more in Class A Shares of any Portfolio or $50 per Portfolio per month if they participate in the Automatic Investment Plan. Call 1-888-4ARKFUND to request an information kit which includes an Account Application. Regular and IRA accounts are available.

Automatic Investment Plan (AIP)

Employees and investors may arrange on any Business Day for periodic investment in the Portfolio through automatic deductions from a checking or savings account by completing the appropriate section of the Account Application.

How to Sell Your Portfolio Shares

You may sell your shares on any Business Day by contacting the Fund directly by mail at ARK Funds, P.O. Box 8525, Boston, MA 02266-8525 or by telephone at 1-888-4ARKFUND. There is no minimum amount for telephone redemptions.

You may not close your account by telephone.

Redemption by Mail

Along with your written request, the transfer agent may require a signature guarantee if: (a) the redemption request is for $25,000 or more; (b) you ask us to send redemption proceeds to a name and/or address that differs from the name or address of record; or (c) you request a transfer of registration.

Receiving Your Money

Normally, we send your sale proceeds within three Business Days after we receive your request. Your proceeds can be wired to your bank account or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from the date of your purchase).

Redemption By Checkwriting

Checkwriting is available for accounts investing in Class A Shares of a money market Portfolio. You will be required to sign a signature card and will be subject to the applicable rules and regulations of the clearing bank.

Checks in the amount of $500 or more drawn on one of the money market Portfolios may be made payable to the order of any payee. You should be aware that, as the case with regular bank checks, certain banks may not provide cash at the time of deposit, but will wait until they have received payment from the clearing bank. When a check is presented to the clearing bank for payment, subject to the Fund's acceptance of the check, the clearing bank causes the Fund to redeem, at the next net asset value, a sufficient number of shares to cover the amount of the check. Checks will be returned by the clearing bank if there are not sufficient shares available. If you wish to use this checkwriting feature, you should check the appropriate box on the Account Application which includes a signature card, and mail the completed form to ARK Funds, P.O. Box 8525, Boston, MA 02266-8525. There is no charge for the checks, although the clearing bank will impose its customary overdraft fee in connection with checks returned for insufficient funds. As of the date of this prospectus, the overdraft fee is $20.

Automatic Withdrawal Plan (AWP)
The AWP may be used by investors who wish to receive


PROSPECTUS  73

PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES

regular distributions from their accounts. Upon commencement of the AWP, an account must have a current value of $5,000 or more. Investors may elect to receive automatic payments of $100 or more via check or direct deposit to a checking account on a monthly, quarterly or annual basis. Automatic withdrawals are normally processed on the 25th day of the month (or on the next Business
Day). To arrange an AWP, you must complete the appropriate section of an Account Change Form.

How to Exchange Your Portfolio Shares

To exchange your Portfolio shares, contact the Fund directly at 1-888-4ARKFUND. You may exchange your shares on any Business Day.

If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 day's notice.

When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolio receives your exchange request.

Before making an exchange, shareholders should consider the investment objective, policies and restrictions of the Portfolio into which they are exchanging, as set forth in the prospectus.

Other Policies

Share Exchanges

Class A Shares

You may exchange Class A Shares of any Portfolio for Class A Shares of any other Portfolio. If you exchange shares that you purchased without a sales charge, or with a lower sales charge, into a Portfolio with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange your shares into a Portfolio with the same, lower or no sales charge, there is not an incremental sales charge for the exchange.

Class B Shares

You may exchange Class B Shares of any Portfolio for Class B Shares of any other Portfolio. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange, provided you hold your shares for at least six years from your initial purchase. Upon redemption, CDSC charges may apply. For purposes of computing CDSC, the length of time the investor owned the shares will be measured from the date of the original purchase and will not be affected by any exchange.

An exchange between classes of a particular Portfolio is generally not permitted, unless a shareholder becomes eligible to purchase shares of another class. The Fund reserves the right to require shareholders to complete an Account Application or other documentation in connection with the exchange. The Fund has received a private letter ruling from the Internal Revenue Service which provides that exchanges of shares of one class of a Portfolio for shares of another class of the same Portfolio will not constitute a taxable event.

Telephone Transactions

Purchasing, selling and exchanging Portfolio shares over the telephone is extremely convenient but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of the callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

Suspension of Your Right to Sell Your Shares

A Portfolio may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

Involuntary Sales of Your Shares

For direct investors, if your account drops below $500 because of redemptions you may be required to sell your shares. But, we will always give you at least 30 day's written notice to give you time to add to your account and avoid the sale of your shares.


74   PROSPECTUS

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

DISTRIBUTION OF PORTFOLIO SHARES

Each Portfolio has adopted a distribution plan that allows the Portfolios to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets, are as follows:


For Class A Shares
--------------------------------------------------------------------------------
U.S. Treasury Money Market Portfolio                             0.25%
--------------------------------------------------------------------------------
U.S. Government Money Market Portfolio                           0.25%
--------------------------------------------------------------------------------
Money Market Portfolio                                           0.25%
--------------------------------------------------------------------------------
Tax-Free Money Market Portfolio                                  0.25%
--------------------------------------------------------------------------------
Short-Term Treasury Portfolio                                    0.40%
--------------------------------------------------------------------------------
Maryland Tax-Free Portfolio                                      0.30%
--------------------------------------------------------------------------------
Pennsylvania Tax-Free Portfolio                                  0.30%
--------------------------------------------------------------------------------
Intermediate Fixed Income Portfolio                              0.30%
--------------------------------------------------------------------------------
U.S. Government Bond Portfolio                                   0.30%
--------------------------------------------------------------------------------
Income Portfolio                                                 0.30%
--------------------------------------------------------------------------------
Balanced Portfolio                                               0.40%
--------------------------------------------------------------------------------
Equity Income Portfolio                                          0.40%
--------------------------------------------------------------------------------
Value Equity Portfolio                                           0.40%
--------------------------------------------------------------------------------
Equity Index Portfolio                                           0.40%
--------------------------------------------------------------------------------
Blue Chip Equity Portfolio                                       0.55%
--------------------------------------------------------------------------------
Capital Growth Portfolio                                         0.40%
--------------------------------------------------------------------------------
Mid-Cap Equity Portfolio                                         0.40%
--------------------------------------------------------------------------------
Small-Cap Equity Portfolio                                       0.40%
--------------------------------------------------------------------------------
International Equity Selection Portfolio                         0.40%
--------------------------------------------------------------------------------

For Class B Shares
--------------------------------------------------------------------------------
Money Market Portfolio                                           0.75%
--------------------------------------------------------------------------------
Maryland Tax-Free Portfolio                                      0.75%
--------------------------------------------------------------------------------
Pennsylvania Tax-Free Portfolio                                  0.75%
--------------------------------------------------------------------------------
Income Portfolio                                                 0.75%
--------------------------------------------------------------------------------
Balanced Portfolio                                               0.75%
--------------------------------------------------------------------------------
Value Equity Portfolio                                           0.75%
--------------------------------------------------------------------------------
Blue Chip Equity Portfolio                                       0.75%
--------------------------------------------------------------------------------
Capital Growth Portfolio                                         0.75%
--------------------------------------------------------------------------------

In addition, for Class A and Class B Shares, shareholder service fees, of a percentage of average daily net assets, may be up to 0.25%.

The Distributor may, from time to time at its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Portfolio.


76  PROSPECTUS

                                               DIVIDENDS AND DISTRIBUTIONS/TAXES

Dividends and Distributions

Dividends are declared and paid according to the following schedules:

                                           Frequency of    Frequency of
                                           Declaration      Payment of
Portfolio                                  of Dividends      Dividends
--------------------------------------------------------------------------------
U.S. Treasury Money Market Portfolio          Daily           Monthly
--------------------------------------------------------------------------------
U.S. Government Money Market Portfolio        Daily           Monthly
--------------------------------------------------------------------------------
Money Market Portfolio                        Daily           Monthly
--------------------------------------------------------------------------------
Tax-Free Money Market Portfolio               Daily           Monthly
--------------------------------------------------------------------------------
Short-Term Treasury Portfolio                 Daily           Monthly
--------------------------------------------------------------------------------
Maryland Tax-Free Portfolio                   Daily           Monthly
--------------------------------------------------------------------------------
Pennsylvania Tax-Free Portfolio               Daily           Monthly
--------------------------------------------------------------------------------
Intermediate Fixed Income Portfolio           Daily           Monthly
--------------------------------------------------------------------------------
U.S. Government Bond Portfolio                Daily           Monthly
--------------------------------------------------------------------------------
Income Portfolio                              Daily           Monthly
--------------------------------------------------------------------------------
Balanced Portfolio                            Quarterly       Quarterly
--------------------------------------------------------------------------------
Equity Income Portfolio                       Monthly         Monthly
--------------------------------------------------------------------------------
Value Equity Portfolio                        Quarterly       Quarterly
--------------------------------------------------------------------------------
Equity Index Portfolio                        Quarterly       Quarterly
--------------------------------------------------------------------------------
Blue Chip Equity Portfolio                    Quarterly       Quarterly
--------------------------------------------------------------------------------
Capital Growth Portfolio                      Annually        Annually
--------------------------------------------------------------------------------
Mid-Cap Equity Portfolio                      Quarterly       Quarterly
--------------------------------------------------------------------------------
Small-Cap Equity Portfolio                    Annually        Annually
--------------------------------------------------------------------------------
International Equity Selection Portfolio      Annually        Annually


Each Portfolio makes distributions of capital gains, if any, at least annually. If you own Portfolio shares on a Portfolio's record date, you will be entitled to receive the distribution.

You may elect to receive dividends and distributions in the form of additional Portfolio shares or in cash. You must notify the Portfolio in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Portfolio receives your written notice. To cancel your election, simply send the Portfolio written notice.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes.
Below we have summarized some important tax issues that affect the Portfolios and their shareholders. This summary is based on current tax laws, which may change.

Each Portfolio will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Portfolio may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. A sale or exchange of shares is generally a taxable event.

The Tax-Free Money Market, Maryland Tax-Free and Pennsylvania Tax-Free Portfolios intend to distribute Federally tax-exempt income. These Portfolios may invest a portion of their assets in securities that generate taxable income for Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Portfolios may be taxable.

More information about taxes is in the Statement of Additional Information.


                                                                  PROSPECTUS  77

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A and, if applicable, Class B Shares of the Portfolios. This information is intended to help you understand each Portfolio's financial performance for the past five years, or, if shorter, the period of the Portfolio's operations. Some of this information reflects financial information for a single Portfolio share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Portfolio, assuming you reinvested all of your dividends and distributions. This information has been audited by KPMG LLP, independent auditors. Their report, along with each Portfolio's financial statements, appears in the Portfolios' Annual Report that accompanies our Statement of Additional Information. You can obtain the Portfolios' Annual Report, which contains more performance information, at no charge by calling 1-888-4ARK-FUND.


For the year ended April 30,

                                                Realized and
                                                Unrealized
                       Net Asset                Gains or       Distributions
                       Value,       Net         (Losses)       from Net        Distributions    Net Asset
                       Beginning    Investment  on             Investment      from Capital     Value, End    Total
                       of Period    Income      Investments    Income          Gains            of Period     Return(A)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Portfolio
------------------------------------
RETAIL CLASS A
1999                  $1.00         0.04        --            (0.04)           --              $1.00          4.33%
1998                   1.00         0.05        --            (0.05)           --               1.00          4.77
1997                   1.00         0.05        --            (0.05)           --               1.00          4.71
1996 (1)               1.00         0.02        --            (0.02)           --               1.00          1.82+

U.S. Government Money Market Portfolio
--------------------------------------
RETAIL CLASS A
1999                  $1.00         0.05        --            (0.05)           --              $1.00          4.75%
1998 (2)               1.00         0.04        --            (0.04)           --               1.00          5.19*

Money Market Portfolio
----------------------
RETAIL CLASS A
1999                  $1.00         0.05        --            (0.05)           --              $1.00          4.91%
1998                   1.00         0.05        --            (0.05)           --               1.00          5.25
1997                   1.00         0.05        --            (0.05)           --               1.00          5.03
1996                   1.00         0.05        --            (0.05)           --               1.00          5.44
1995 (3)               1.00         0.05        --            (0.05)           --               1.00          4.69

RETAIL CLASS B
1999 (4)              $1.00         0.01        --            (0.01)           --              $1.00          3.86%*

Tax-Free Money Market Portfolio
-------------------------------
RETAIL CLASS A
1999                  $1.00         0.03        --            (0.03)           --              $1.00          2.74%
1998                   1.00         0.03        --            (0.03)           --               1.00          3.16
1997                   1.00         0.03        --            (0.03)           --               1.00          3.01
1996                   1.00         0.03        --            (0.03)           --               1.00          3.53
1995 (5)               1.00         0.03        --            (0.03)           --               1.00          2.74


                                                                                 Ratio
                                                                   Ratio of Net  of Expenses
                                                      Ratio of     Investment    to Average
                                        Net Assets,   Expenses     Income        Net Assets    Portfolio
                                        End of        to Average   to Average    (Excluding    Turnover
                                        Period (000)  Net Assets   Net Assets    Waivers)      Rate
----------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Portfolio
------------------------------------
RETAIL CLASS A
1999                                  $ 19,632       0.69%         4.31%         0.84%         --
1998                                    35,302       0.70          4.66          0.85          --
1997                                    13,673       0.64          4.62          0.83          --
1996 (1)                                 8,758       0.55*         4.71*         0.86*         --

U.S. Government Money Market Portfolio
--------------------------------------
RETAIL CLASS A
1999                                  $104,037       0.64%         4.62%         0.84%         --
1998 (2)                                78,265       0.67*         4.98*         0.87*         --

Money Market Portfolio
----------------------
RETAIL CLASS A
1999                                  $246,496       0.62%         4.79%         0.85%         --
1998                                   188,048       0.62          5.13          0.85          --
1997                                   128,693       0.59          4.92          0.83          --
1996                                   104,703       0.58          5.25          0.77          --
1995 (3)                                51,081       0.45          4.88          0.97          --
RETAIL CLASS B
1999 (4)                                $   22       1.30%*        3.76%*        1.44%*        --

Tax-Free Money Market Portfolio
-------------------------------
RETAIL CLASS A
1999                                  $ 33,509       0.60%         2.66%         0.85%         --
1998                                    25,144       0.61          3.11          0.86          --
1997                                    16,495       0.55          2.97          0.84          --
1996                                    16,179       0.34          3.33          0.90          --
1995 (5)                                 2,491       0.75          2.68          2.94          --

+    Returns are for the period indicated and have not been annualized.
*    Annualized.
(A) Total return for the retail class does not include the one-time sales charge.

(1)  Commenced operations on December 15, 1995.
(2)  Commenced operations on July 7, 1997.
(3)  Commenced operations on March 2, 1994.
(4)  Commenced operations on January 22, 1999.
(5)  Commenced operations on March 15, 1994.


78  PROSPECTUS

                                                 Realized and
                                                 Unrealized
                         Net Asset               Gains or      Distributions
                         Value,      Net         (Losses)      from Net       Distributions  Net Asset
                         Beginning   Investment  on            Investment     from Capital   Value, End  Total
                         of Period   Income      Investments   Income         Gains          of Period   Return(A)
-------------------------------------------------------------------------------------------------------------------
Short-Term Treasury Portfolio
-----------------------------
RETAIL CLASS A
1999                    $10.05       0.47        0.03         (0.47)         (0.05)         $10.03        5.04%
1998                      9.96       0.52        0.09         (0.51)         (0.01)          10.05        6.23
1997(6)                   9.95       0.27        0.03         (0.28)         (0.01)           9.96        3.39+

Maryland Tax-Free Portfolio
---------------------------
RETAIL CLASS A
1999                    $10.14       0.43        0.14         (0.43)         (0.07)         $10.21        5.69%
1998                      9.87       0.44        0.34         (0.45)         (0.06)          10.14        7.91
1997(7)                   9.96       0.13       (0.07)        (0.15)            --            9.87        0.63+

Pennsylvania Tax-Free Portfolio
-------------------------------
RETAIL CLASS A
1999                    $10.13       0.39        0.15         (0.39)         (0.06)         $10.22        5.39%
1998 (8)                 10.26       0.04       (0.13)        (0.04)            --           10.13       (0.94)+

U.S. Government Bond Portfolio
------------------------------
RETAIL CLASS A
1999                    $ 9.85       0.54       (0.06)        (0.54)            --          $ 9.79        4.93%
1998 (9)                  9.88       0.81       (0.03)        (0.81)            --            9.85        7.86+

Income Portfolio
----------------
RETAIL CLASS A
1999                    $10.37       0.58       (0.16)        (0.59)            --          $10.20        4.08%
1998                      9.94       0.58        0.44         (0.59)            --           10.37       10.47
1997                      9.91       0.59        0.01         (0.57)            --            9.94        6.32
1996                      9.72       0.60        0.19         (0.60)            --            9.91        8.14
1995 (10)                 9.62       0.55        0.05         (0.47)         (0.03)           9.72        6.45
RETAIL CLASS B
1999 (11)               $10.40       0.35       (0.32)        (0.35)            --          $10.08        0.35%+

Balanced Portfolio
------------------
RETAIL CLASS A
1999                    $13.20       0.26        2.02         (0.26)         (0.63)         $14.59       17.97%
1998                     11.40       0.27        3.04         (0.28)         (1.23)          13.20       30.67
1997                     11.35       0.28        0.56         (0.28)         (0.51)          11.40        7.66
1996                     10.04       0.31        1.68         (0.31)         (0.37)          11.35       20.23
1995 (12)                10.15       0.27        0.05         (0.24)         (0.19)          10.04        3.33
RETAIL CLASS B
1999 (11)               $12.58       0.16        2.67         (0.18)         (0.63)         $14.60       23.13%+

                                                                 Ratio
                                                   Ratio of Net  of Expenses
                                       Ratio of    Investment    to Average
                         Net Assets,   Expenses    Income        Net Assets   Portfolio
                         End of        to Average  to Average    (Excluding   Turnover
                         Period (000)  Net Assets  Net Assets    Waivers)     Rate
----------------------------------------------------------------------------------------
Short-Term Treasury Portfolio
-----------------------------
RETAIL CLASS A
1999                    $14,006        0.82%       4.61%          1.12%        70.64%
1998                     14,410        0.78        5.02           1.07        124.24
1997(6)                  22,937        0.67*       5.07*          0.91*       147.86

Maryland Tax-Free Portfolio
---------------------------
RETAIL CLASS A
1999                    $32,395        0.93%       4.18%          1.29%        30.83%
1998                     25,283        0.90        4.39           1.15         22.40
1997(7)                   7,997        0.91*       4.70*          1.10*        11.13

Pennsylvania Tax-Free Portfolio
-------------------------------
RETAIL CLASS A
1999                    $ 3,820        1.10%       3.84%          1.30%        43.46%
1998 (8)                  2,577        1.01*       3.72*          1.24*         3.50

U.S. Government Bond Portfolio
------------------------------
RETAIL CLASS A
1999                    $ 2,240        1.12%       5.11%          1.41%       102.27%
1998 (9)                     30        1.05*       6.02*          1.33*        13.77

Income Portfolio
----------------
RETAIL CLASS A
1999                    $ 8,573        0.95%       5.59%          1.24%        50.41%
1998                      6,889        0.95        5.82           1.16        154.87
1997                      4,102        0.89        5.96           1.09        271.60
1996                      4,184        1.02        5.54           1.37        107.33
1995 (10)                   296        1.23        5.66          27.63         73.00
RETAIL CLASS B
1999 (11)               $   280        1.70%*      4.71%*         1.79%*       50.41%

Balanced Portfolio
------------------
RETAIL CLASS A
1999                    $26,927        1.01%       1.94%          1.40%        56.70%
1998                     15,074        1.02        2.20           1.33         71.58
1997                      6,164        0.96        2.56           1.19        124.22
1996                      3,323        1.09        2.51           1.55        107.56
1995 (12)                   549        1.26        2.83           5.80         81.00
RETAIL CLASS B
1999 (11)               $ 2,479        1.75%*      0.99%*         1.84%*       56.70%


+    Returns are for the period indicated and have not been annualized.
*    Annualized.
(A) Total return for the retail class does not include the one-time sales charge.
(6)  Commenced operations on September 9, 1996.
(7)  Commenced operations on January 2, 1997.
(8)  Commenced operations on March 23, 1998.
(9)  Commenced operations on April 1, 1998.
(10) Commenced operations on April 12, 1994.
(11) Commenced operations on September 14, 1998.
(12) Commenced operations on March 9, 1994.


                                                                  PROSPECTUS  79

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A and, if applicable, Class B Shares of the Portfolios. This information is intended to help you understand each Portfolio's financial performance for the past five years, or, if shorter, the period of the Portfolio's operations. Some of this information reflects financial information for a single Portfolio share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Portfolio, assuming you reinvested all of your dividends and distributions. This information has been audited by KPMG LLP, independent auditors. Their report, along with each Portfolio's financial statements, appears in the Portfolios' Annual Report that accompanies our Statement of Additional Information. You can obtain the Portfolios' Annual Report, which contains more performance information, at no charge by calling 1-888-4ARK-FUND.

For the year ended April 30,

                                               Realized
                                               and
                                               Unrealized
                        Net Asset  Net         Gains or     Distributions
                        Value,     Investment  (Losses)     from Net       Distributions  Net Asset
                        Beginning  Income      on           Investment     from Capital   Value, End  Total
                        of Period  (Loss)      Investments  Income         Gains          of Period   Return(A)
----------------------------------------------------------------------------------------------------------------
Equity Income Portfolio
-----------------------
RETAIL CLASS A
1999                   $12.52      0.23        0.21        (0.23)         (0.69)         $12.04        3.92%
1998 (13)               11.01      0.28        2.73        (0.29)         (1.21)          12.52       28.73+

Value Equity Portfolio
----------------------
RETAIL CLASS A
1999                   $14.60      0.05        1.36        (0.07)         (0.72)         $15.22       10.29%
1998 (9)                14.55        --        0.05           --             --           14.60        0.34+
RETAILCLASS B
1999 (11)              $12.93      0.01        2.97        (0.03)         (0.72)         $15.16       23.70%+

Equity Index Portfolio
----------------------
RETAIL CLASS A
1999                   $11.57      0.11        2.40        (0.11)         (0.13)         $13.84       22.05%
1998 (14)                9.78      0.06        1.80        (0.07)            --           11.57       19.08+

Blue Chip Equity Portfolio
--------------------------
RETAIL CLASS A
1999                   $16.98      0.09        3.40        (0.09)         (0.40)         $19.98       20.96%
1998                    12.38      0.10        4.69        (0.10)         (0.09)          16.98       38.93
1997 (15)               10.33      0.16        2.06        (0.16)         (0.01)          12.38       21.74+
RETAIL CLASS B
1999 (16)              $17.07      0.01        3.28        (0.03)         (0.40)         $19.93       19.62%+

                                                                  Ratio
                                                   Ratio of Net   of Expenses
                                      Ratio of     Investment     to Average
                        Net Assets,   Expenses     Income (Loss)  Net Assets    Portfolio
                        End of        to Average   to Average     (Excluding    Turnover
                        Period (000)  Net Assets   Net Assets     Waivers)      Rate
------------------------------------------------------------------------------------------
Equity Income Portfolio
-----------------------
RETAIL CLASS A
1999                   $ 3,659        1.08%        1.93%          1.44%         56.03%
1998 (13)                3,428        1.07*        2.39*          1.45*         39.88

Value Equity Portfolio
----------------------
RETAIL CLASS A
1999                   $ 3,553        1.31%        0.29%          1.74%         32.21%
1998 (9)                   227        1.26*        0.62*          1.67*          4.34
RETAIL CLASS B
1999 (11)              $   164        2.07%*      (0.67)%*        2.20%*        32.21%

Equity Index Portfolio
----------------------
RETAIL CLASS A
1999                   $ 4,974        0.48%        0.92%          1.00%         34.04%
1998 (14)                1,417        0.45*        1.02*          1.08*         49.56

Blue Chip Equity Portfolio
--------------------------
RETAIL CLASS A
1999                   $56,771        1.07%        0.49%          1.62%         38.78%
1998                    43,300        1.04         0.71           1.50          26.32
1997 (15)               13,211        0.86*        1.29*          1.25*         46.91
RETAIL CLASS B
1999 (16)              $ 3,162        1.84%*      (0.43)%*        1.94%*        38.78%

+    Returns are for the period indicated and have not been annualized.
*    Annualized.
(A) Total return for the retail class does not include the one-time sales charge.
(9)  Commenced operations on April 1, 1998.
(11) Commenced operations on September 14, 1998.
(13) Commenced operations on May 9, 1997.
(14) Commenced operations on November 3, 1997.
(15) Commenced operations on May 16, 1996.
(16) Commenced operations on July 31, 1998.


80  PROSPECTUS


                                                  Realized and
                        Net Asset    Net          Unrealized      Distributions
                        Value,       Investment   Gains or        from Net        Distributions   Net Asset
                        Beginning    Income       (Losses)        Investment      from Capital    Value, End   Total
                        of Period    (Loss)       on Investment   Income          Gains           of Period    Return(A)
-------------------------------------------------------------------------------------------------------------------------
Capital Growth Portfolio
------------------------
RETAIL CLASS A
1999                   $14.82       (0.03)        4.30              --           (0.51)          $18.58        29.34%
1998                    11.87          --         4.93           (0.02)          (1.96)           14.82        44.90
1997                    11.56        0.09         1.41           (0.13)          (1.06)           11.87        13.39
1996                    10.18        0.12         2.15           (0.12)          (0.77)           11.56        23.24
1995 (12)               10.18        0.08         0.18           (0.08)          (0.18)           10.18         2.74
RETAILCLASS B
1999 (11)              $13.53       (0.04)        5.63              --           (0.51)          $18.61        41.88%+

Small-Cap Equity Portfolio
--------------------------
RETAIL CLASS A
1999                   $11.83       (0.07)        1.16              --           (0.33)          $12.59         9.66%
1998                     8.53       (0.06)        3.98              --           (0.62)           11.83        47.57
1997 (15)               15.47       (0.01)       (3.72)             --           (3.21)            8.53       (27.14)+

International Equity Selection Portfolio
RETAIL CLASS A
1999                   $11.51        0.08        (0.17)          (0.09)          (0.17)          $11.16        (0.59)%
1998 (9)                11.40          --         0.11              --              --            11.51         0.96+


                                                                             Ratio
                                                              Ratio of Net   of Expenses
                                               Ratio of       Investment     to Average
                                Net Assets,    Expenses       Income (Loss)  Net Assets   Portfolio
                                End of         to Average     to Average     (Excluding   Turnover
                                Period (000)   Net Assets     Net Assets     Waivers)     Rate
-----------------------------------------------------------------------------------------------------
Capital Growth Portfolio
------------------------
RETAIL CLASS A
1999                           $23,035         1.09%         (0.23)%         1.44%        118.46%
1998                            14,401         1.06          (0.10)          1.37         174.55
1997                             5,595         0.56           0.74           1.30         246.14
1996                             2,111         0.50           1.05           1.65         578.57
1995 (12)                          404         1.23           0.86           9.73         182.00
RETAILCLASS B
1999 (11)                      $ 2,162         1.87%*        (1.09)%*        1.92%*       118.46%

Small-Cap Equity Portfolio
--------------------------
RETAIL CLASS A
1999                           $ 2,248         1.32%         (0.64)%         1.63%        733.14%
1998                             1,853         1.21          (0.46)          1.36         410.72
1997 (15)                        1,075         1.11*         (0.13)*         1.21*        704.41

International Equity Selection Portfolio
----------------------------------------
RETAIL CLASS A
1999                           $ 1,496         1.05%          0.80%          1.30%        101.86%
1998 (9)                            13         0.96*         (0.63)*         1.19*          0.98


+    Returns are for the period indicated and have not been annualized.
*    Annualized.
(A) Total return for the retail class does not include the one-time sales charge.
(11) Commenced operations on September 14, 1998.
(12) Commenced operations on March 9, 1994.
(15) Commenced operations on May 16, 1996.


                                                                 PROSPECTUS   81
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NOTES
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                                                                           NOTES

HOW TO OBTAIN MORE INFORMATION ABOUT ARK FUNDS

Investment Advisor
Allied Investment Advisors, Inc.
100 E. Pratt Street
Baltimore, MD 21202

Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Second Floor
Washington, DC 20036-1800

[LOGO]

ARK FUNDS

More information about the Portfolios is available without charge through the following:

Statement of Additional Information (SAI)
The SAI dated September 1, 1999, includes detailed information about ARK Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports
These reports list each Portfolio's holdings and contain information from the Portfolio's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Portfolios.

To Obtain More Information:
By Telephone: Call 1-888-4ARK-FUND
By Mail: Write to us
ARK Funds
P.O. Box 8525
Boston, MA 02266-8525


From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about ARK Funds, from the SECOs website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by
(1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009 or (2) sending an electronic request to publicinfo@sec.gov. ARK Funds' Investment Company Act registration number is 811-7310.

[LOGO OF ARK FUNDS]

25 South Charles Street (101-624)
Baltimore, MD  21201